UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/13

FORM N-CSR

Item 1.      Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
35	Statement of Financial Futures
36	Statement of Assets and Liabilities
37	Statement of Operations
38	Statement of Changes in Net Assets
39	Financial Highlights
40	Notes to Financial Statements
54	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus International
Stock Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Stock Index Fund, covering the six-month period from November 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International equity markets generally rallied over the past six months in response to improving economic conditions throughout the world. By the reporting period’s end, the U.S. unemployment rate had fallen to its lowest level in four years, Europe appeared to contain the financial crisis that threatened some of its more peripheral countries, Japan embarked on a new economic course that cheered many investors, and key emerging markets engineered “soft landings” for their economies as previously torrid growth rates moderated. Many analysts attributed these broad-based economic gains to the aggressively accommodative monetary policies adopted by central banks worldwide, including the Federal Reserve Board, the Bank of Japan and the European Central Bank.

Our chief economist currently expects the global and U.S. economic recoveries to persist at a choppy and moderate pace over the next several months, but sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in the global march toward better economic conditions, while Europe’s recovery from recession likely will be sluggish as regional policymakers work to resolve a persistent financial crisis. As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2012, through April 30, 2013, as provided by Thomas J. Durante, Richard A. Brown and Karen Q.Wong, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2013, Dreyfus International Stock Index Fund produced a total return of 16.44%.1 This compares with a 16.90% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index” or the “Index”), during the same period.2

Stocks in most international markets rallied over the reporting period when investors responded positively to gradually improving economic indicators as the global recovery from recession continued. The difference in return between the fund and the MSCI EAFE Index was primarily the result of transaction costs and operating expenses that are not reflected in the MSCI EAFE Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the MSCI EAFE Index, a broadly diversified, international index composed of approximately 1,000 companies located in developed markets outside the United States and Canada.The fund attempts to match the Index’s return before fees and expenses by aligning the portfolio composition with the composition of the MSCI EAFE Index.

Waning Global Macroeconomic Concerns Lifted Stocks

In the wake of heightened volatility earlier in 2012, sustained international stock market rallies began in the weeks prior to the reporting period when various global macroeconomic concerns failed to materialize. Instead, investors were encouraged by a new quantitative easing program from the European Central Bank that appeared to forestall a more severe banking crisis in the region, expectations that new government leadership in China might adopt policies more conducive to stronger regional growth, and actions by a new Japanese government that sought to address longstanding economic stagnation and deflationary pressures. In addition, investors responded

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

positively to gradually improving U.S. employment and housing market trends, which were sparked in part by the Federal Reserve Board’s aggressively accommodative monetary policy, including historically low short-term interest rates and an open-ended quantitative easing program involving monthly purchases of $40 billion of U.S. government securities. Nonetheless, the global economy expanded at a relatively sluggish rate during the reporting period amid slackening demand from the emerging markets for energy and construction materials.

The MSCI EAFE Index lost some ground in November 2012 when investors worried about potential repercussions from automatic tax hikes and spending cuts in the United States scheduled for the start of 2013. However, last-minute legislation to address the U.S tax increases enabled the rally in international markets to resume. Gradually improving global economic data and continued corporate earnings strength helped support further stock market advances in many markets over the first four months of 2013.

Financial Stocks Led the International Stock Markets Higher

The financials sector led the MSCI EAFE Index’s advance when commission revenues and investment returns improved for a number of financial institutions.Australian and Japanese financial companies fared especially well, primarily due to strengthening housing markets and newly stimulative economic policies, respectively. In the consumer discretionary sector, automobile manufacturers encountered robust demand for their products. German carmakers saw the release of pent-up demand that had accumulated during the European downturn, while their Japanese rivals benefited from more favorable currency exchange rates for exporters and better relations with China. Among consumer staples companies, European exporters of tobacco and spirits saw intensifying demand from an expanding middle class of consumers in the emerging markets.A number of industrial companies benefited from accelerating order volumes, primarily from China.

Disappointments during the reporting period included European energy producers, which found themselves at a competitive disadvantage compared to North American companies with ample reserves of oil and gas in U.S. and Canadian shale formations. In the materials sector, steelmakers and iron ore producers lagged market averages as commodity prices declined. Results from the telecommunications services sector were hurt by shortfalls among companies in Southern Europe, which more than offset relative strength in other parts of the world.

The fund employed futures contracts in its efforts to replicate the returns of the MSCI EAFE Index, and forward contracts were used to manage currency risks.

A Constructive Outlook for International Stocks

We have been encouraged by recent evidence of sustained domestic and global growth, which has the potential to fuel further gains in U.S. equity markets.As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions. In our experience, the fund’s broadly diversified portfolio may help limit the impact on the overall portfolio of unexpected losses in individual sectors or holdings.

May 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

Expenses paid per $1,000†	$3.22
Ending value (after expenses)	$1,164.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

Expenses paid per $1,000†	$3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2013 (Unaudited)

Common Stocks—98.9%	Shares		Value ($)
Australia—9.2%
AGL Energy	24,119		396,816
ALS	15,390		156,198
Alumina	112,290	[a]	112,337
Amcor	51,392		526,920
AMP	123,377		690,686
APA Group	35,806		241,652
Asciano	42,600		238,482
ASX	7,737		301,668
Aurizon Holdings	75,118		323,180
Australia & New Zealand Banking Group	115,952		3,827,402
Bendigo and Adelaide Bank	17,917		205,434
BHP Billiton	137,100		4,647,698
Boral	34,041		176,451
Brambles	67,727		612,253
Caltex Australia	6,352		141,843
CFS Retail Property Trust	87,781		200,205
Coca-Cola Amatil	23,750		372,771
Cochlear	2,583		176,681
Commonwealth Bank of Australia	68,697		5,230,971
Computershare	20,287		208,843
Crown	17,985		240,521
CSL	21,557		1,407,038
Dexus Property Group	189,849		227,323
Echo Entertainment Group	30,084		112,901
Federation Centres	53,843		145,129
Flight Centre	2,140		84,682
Fortescue Metals Group	61,998		224,956
Goodman Group	72,087		389,357
GPT Group	58,743		249,685
Harvey Norman Holdings	21,349		66,397
Iluka Resources	18,724		173,730
Incitec Pivot	73,343		219,740
Insurance Australia Group	88,603		534,594
James Hardie Industries-CDI	18,518		194,664
Leighton Holdings	7,148		148,132
Lend Lease Group	22,716		253,865

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Australia (continued)
Macquarie Group	13,999		568,755
Metcash	35,142		149,006
Mirvac Group	148,930		273,280
National Australia Bank	99,022		3,490,305
Newcrest Mining	32,735		570,470
Orica	15,501		367,197
Origin Energy	47,668		608,822
OZ Minerals	14,661		65,356
Qantas Airways	41,721	[a]	82,179
QBE Insurance Group	50,441		699,146
Ramsay Health Care	5,381		178,456
Rio Tinto	18,703		1,081,928
Santos	40,287		515,804
Sims Metal Management	8,030		80,417
Sonic Healthcare	16,149		221,994
SP AusNet	72,030		93,715
Stockland	91,499		367,096
Suncorp Group	56,116		755,117
Sydney Airport	8,175		29,324
Tabcorp Holdings	33,277		119,019
Tatts Group	60,376		204,675
Telstra	186,644		963,599
Toll Holdings	28,622		169,133
Transurban Group	57,139		403,989
Treasury Wine Estates	25,894		156,771
Wesfarmers	43,325		1,947,963
Westfield Group	90,521		1,093,271
Westfield Retail Trust	126,912		434,180
Westpac Banking	131,503		4,607,922
Whitehaven Coal	19,528		39,477
Woodside Petroleum	27,912		1,086,849
Woolworths	53,048		2,002,361
WorleyParsons	8,556		201,970
			47,090,751

Common Stocks (continued)	Shares		Value ($)
Austria—.3%
Andritz	3,077		200,506
Erste Group Bank	8,927	[a]	279,803
IMMOFINANZ	38,236	[a]	156,352
OMV	6,594		309,801
Raiffeisen Bank International	2,344		82,714
Telekom Austria	9,805		67,224
Verbund	3,340		73,127
Vienna Insurance Group	1,670		88,500
Voestalpine	5,020		156,716
			1,414,743
Belgium—1.1%
Ageas	9,748		357,143
Anheuser-Busch InBev	34,260		3,259,828
Belgacom	6,323		145,724
Colruyt	3,099		156,413
Delhaize Group	4,505		282,464
Groupe Bruxelles Lambert	3,372		261,117
Groupe Bruxelles Lambert (STRIP)	236	[a,b]	0
KBC Groep	9,986		391,902
Solvay	2,455		359,846
Telenet Group Holding	2,398		129,464
UCB	4,622		273,182
Umicore	4,980		230,528
			5,847,611
China—.0%
Yangzijiang Shipbuilding Holdings	91,000		70,188
Denmark—1.1%
AP Moller—Maersk, Cl. A	25		170,903
AP Moller—Maersk, Cl. B	55		391,337
Carlsberg, Cl. B	4,679		434,335
Coloplast, Cl. B	4,761		259,029
Danske Bank	27,925	[a]	527,808
DSV	8,495		213,834
Novo Nordisk, Cl. B	17,359		3,044,901

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Denmark (continued)
Novozymes, Cl. B	10,331		356,770
TDC	28,903		234,447
Tryg	1,152		99,753
William Demant Holding	1,152	[a]	92,183
			5,825,300
Finland—.8%
Elisa	6,364		120,687
Fortum	18,848		350,237
Kesko, Cl. B	2,995		89,929
Kone, Cl. B	6,637		586,057
Metso	5,760		236,596
Neste Oil	6,406		99,802
Nokia	159,569		534,608
Nokian Renkaat	4,986		216,163
Orion, Cl. B	4,426		127,068
Pohjola Bank, Cl. A	6,606		112,401
Sampo, Cl. A	17,657		704,578
Stora Enso, Cl. R	22,203		154,242
UPM-Kymmene	23,543		246,179
Wartsila	7,376		362,034
			3,940,581
France—8.8%
Accor	6,674		220,612
Aeroports de Paris	1,389		125,724
Air Liquide	13,430		1,700,040
Alstom	9,279		380,775
Arkema	2,734		256,143
Atos	2,389		166,276
AXA	75,984		1,422,455
BNP Paribas	42,705		2,379,530
Bouygues	8,391		234,161
Bureau Veritas	2,325		284,911
Cap Gemini	6,874		316,166
Carrefour	25,783		763,986
Casino Guichard Perrachon	2,308		249,454
Christian Dior	2,267		395,134

Common Stocks (continued)	Shares		Value ($)
France (continued)
Cie de St-Gobain	17,354		696,029
Cie Generale de Geophysique-Veritas	7,241	[a]	156,820
Cie Generale des Etablissements Michelin	7,778		656,899
CNP Assurances	6,982		98,892
Credit Agricole	41,423	[a]	379,191
Danone	24,909		1,902,955
Dassault Systemes	2,568		313,167
Edenred	7,040		234,379
EDF	10,738		239,980
Essilor International	8,681		976,788
Eurazeo	1,390		73,625
Eutelsat Communications	5,705		205,974
Fonciere Des Regions	1,253		99,668
France Telecom	79,375		849,226
GDF Suez	56,221		1,206,856
Gecina	1,000		120,251
Groupe Eurotunnel	24,439		204,600
ICADE	1,094		100,852
Iliad	1,003		229,308
Imerys	1,513		99,129
JCDecaux	2,555		70,224
Klepierre	4,589		194,600
L’Oreal	10,462		1,865,533
Lafarge	7,956		513,982
Lagardere	4,997		185,710
Legrand	10,076		469,545
LVMH Moet Hennessy Louis Vuitton	10,927		1,892,327
Natixis	41,498		181,987
Pernod-Ricard	9,112		1,128,005
Peugeot	10,393	[a]	83,217
PPR	3,184		700,469
Publicis Groupe	7,479		520,249
Remy Cointreau	943		109,795
Renault	8,189		564,245
Rexel	6,519		143,416
Safran	10,082		495,118

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
France (continued)
Sanofi	50,859		5,573,974
Schneider Electric	22,637		1,726,104
SCOR	6,723		204,037
Societe BIC	1,134		121,012
Societe Generale	29,718	[a]	1,079,402
Sodexo	3,996		333,697
Suez Environnement	11,482		164,897
Technip	4,323		463,994
Thales	3,659		158,921
Total	90,880		4,580,324
Unibail-Rodamco	3,955		1,033,895
Vallourec	4,311		207,196
Veolia Environnement	13,876		191,237
Vinci	19,492		938,495
Vivendi	56,115		1,271,092
Wendel	1,527		165,424
Zodiac Aerospace	1,443		180,857
			45,252,936
Germany—7.6%
Adidas	8,844		923,616
Allianz	19,429		2,867,027
Axel Springer	1,517		63,930
BASF	39,174		3,658,778
Bayer	35,277		3,680,408
Bayerische Motoren Werke	14,224		1,312,198
Beiersdorf	4,276		387,038
Brenntag	2,181		371,815
Celesio	3,952		78,199
Commerzbank	17,088	[a]	229,884
Continental	4,693		557,229
Daimler	39,071		2,161,864
Deutsche Bank	39,980		1,838,070
Deutsche Boerse	8,249		514,931
Deutsche Lufthansa	10,483		209,569
Deutsche Post	38,865		922,323
Deutsche Telekom	120,692		1,427,647

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
E.ON	77,410		1,402,765
Fraport Frankfurt Airport Services Worldwide	1,609		96,159
Fresenius & Co.	5,328		668,131
Fresenius Medical Care & Co.	9,035		623,489
GEA Group	7,622		257,821
Hannover Rueckversicherung	2,482		209,587
HeidelbergCement	5,976		430,258
Henkel & Co.	5,518		432,019
Hochtief	1,402	[a]	97,303
Hugo Boss	978		113,806
Infineon Technologies	45,703		360,831
K+S	7,131		315,262
Kabel Deutschland Holding	3,938		374,285
Lanxess	3,616		263,344
Linde	7,960		1,505,348
MAN	1,759		197,020
Merck	2,745		417,897
Metro	5,343		166,588
Muenchener Rueckversicherungs	7,712		1,542,238
RWE	20,654		743,520
Salzgitter	1,819		71,195
SAP	39,276		3,119,507
Siemens	35,706		3,728,927
Suedzucker	3,784		152,540
ThyssenKrupp	16,741	[a]	302,816
United Internet	4,460		122,288
Volkswagen	1,298		252,308
			39,171,778
Greece—.1%
Coca-Cola Hellenic Bottling	8,363	[a]	206,286
Hellenic Telecommunications Organization	10,491	[a]	91,186
OPAP	8,375		82,611
			380,083
Hong Kong—2.9%
AIA Group	512,800		2,276,497
ASM Pacific Technology	7,900		81,442

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Hong Kong (continued)
Bank of East Asia	50,550		207,798
BOC Hong Kong Holdings	158,500		545,344
Cathay Pacific Airways	52,000		91,400
Cheung Kong Holdings	60,000		903,075
Cheung Kong Infrastructure Holdings	21,000		152,355
CLP Holdings	75,788		668,015
First Pacific	100,000		138,399
Galaxy Entertainment Group	87,000	[a]	389,587
Hang Lung Properties	93,000		361,926
Hang Seng Bank	32,700		546,956
Henderson Land Development	42,762		309,688
HKT Trust	87,000		91,371
Hong Kong & China Gas	227,329		684,024
Hong Kong Exchanges & Clearing	46,800		787,624
Hopewell Holdings	26,000		100,514
Hutchison Whampoa	91,800		997,241
Hysan Development	28,000		138,734
Kerry Properties	29,500		133,432
Li & Fung	257,200		332,763
Link REIT	97,500		552,196
MGM China Holdings	40,000		94,328
MTR	60,000		247,418
New World Development	162,786		284,031
Noble Group	158,963		145,192
NWS Holdings	60,000		107,163
Orient Overseas International	11,300		67,129
PCCW	167,000		85,005
Power Assets Holdings	59,500		581,187
Shangri-La Asia	65,000		125,642
Sino Land	127,730		210,026
SJM Holdings	79,530		200,461
Sun Hung Kai Properties	66,699		964,366
Swire Pacific, Cl. A	28,000		355,947
Swire Properties	53,800		192,040
Wharf Holdings	64,311		573,898
Wheelock & Co.	38,000		211,542

Common Stocks (continued)	Shares		Value ($)
Hong Kong (continued)
Wing Hang Bank	8,000		84,071
Yue Yuen Industrial Holdings	32,300		111,758
			15,131,585
Ireland—.3%
CRH	31,042		667,379
Elan	21,908	[a]	252,597
Irish Bank Resolution	35,225	[a,b]	46
Kerry Group, Cl. A	6,324		374,028
Ryanair Holdings	4,000		31,038
			1,325,088
Israel—.5%
Bank Hapoalim	43,493	[a]	201,997
Bank Leumi Le-Israel	55,519	[a]	196,988
Bezeq Israeli Telecommunication	76,662		111,197
Delek Group	202		53,134
Israel	117	[a]	75,226
Israel Chemicals	18,545		220,574
Israel Discount Bank, Cl. A	1	[a]	1
Mellanox Technologies	1,373	[a]	71,618
Mizrahi Tefahot Bank	6,222	[a]	63,591
NICE Systems	2,452	[a]	85,974
Teva Pharmaceutical Industries	38,550		1,508,665
			2,588,965
Italy—2.1%
Assicurazioni Generali	49,984		916,962
Atlantia	14,628		261,417
Banca Monte dei Paschi di Siena	281,163	[a]	79,202
Banco Popolare	85,812	[a]	123,746
Enel	278,459		1,076,680
Enel Green Power	80,792		172,260
Eni	108,378		2,591,949
EXOR	2,723		82,479
Fiat	38,655	[a]	231,218
Fiat Industrial	35,653		402,389
Finmeccanica	20,140	[a]	104,820
Intesa Sanpaolo	430,324		780,367

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Italy (continued)
Intesa Sanpaolo-RSP	47,999		75,223
Luxottica Group	6,967		362,695
Mediobanca	23,963		152,299
Pirelli & C	9,607		99,761
Prysmian	8,335		168,274
Saipem	11,176		316,442
Snam	71,316		350,696
STMicroelectronics	28,962		251,772
Telecom Italia	407,312		344,643
Telecom Italia-RSP	266,227		185,121
Tenaris	20,059		444,857
Terna Rete Elettrica Nazionale	56,257		263,308
UniCredit	170,855	[a]	891,030
Unione di Banche Italiane	39,343		164,247
			10,893,857
Japan—22.0%
ABC-Mart	1,000		37,442
Acom	1,550	[a]	63,282
Advantest	6,400		95,719
Aeon	24,900		352,230
AEON Financial Service	2,860		85,696
AEON Mall	2,800		90,045
Air Water	7,000		113,094
Aisin Seiki	7,900		284,849
Ajinomoto	26,800		367,560
Alfresa Holdings	1,900		112,848
Amada	17,000		136,021
ANA Holdings	55,000		119,608
Aozora Bank	46,959		146,920
Asahi Glass	43,800		343,265
Asahi Group Holdings	16,800		417,738
Asahi Kasei	55,900		375,018
Asics	7,000		126,163
Astellas Pharma	19,179		1,115,504
Bank of Kyoto	14,000		147,059
Bank of Yokohama	52,000		315,782

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Benesse Holdings	3,100		137,216
Bridgestone	27,500		1,036,698
Brother Industries	11,200		127,987
CALBEE	600		59,332
Canon	48,750		1,747,769
Casio Computer	9,300		76,987
Central Japan Railway	6,100		735,241
Chiba Bank	30,000		232,651
Chiyoda	8,000		81,982
Chubu Electric Power	26,700		345,373
Chugai Pharmaceutical	10,128		252,148
Chugoku Bank	7,000		121,783
Chugoku Electric Power	13,400		192,027
Citizen Holdings	12,400		73,139
Coca-Cola West	2,700		50,214
Cosmo Oil	27,000	[a]	64,256
Credit Saison	7,100		207,352
Dai Nippon Printing	24,800		242,441
Dai-ichi Life Insurance	361		496,220
Daicel	11,000		88,578
Daido Steel	12,200		66,328
Daihatsu Motor	8,000		158,547
Daiichi Sankyo	29,283		572,233
Daikin Industries	9,800		393,066
Dainippon Sumitomo Pharma	6,900		126,696
Daito Trust Construction	3,200		309,873
Daiwa House Industry	22,400		505,973
Daiwa Securities Group	71,000		628,538
DeNA	4,300		122,580
Denki Kagaku Kogyo	22,600		82,532
Denso	20,500		917,910
Dentsu	7,500		260,425
Don Quijote	2,100		114,387
East Japan Railway	14,300		1,205,786
Eisai	11,000		501,564
Electric Power Development	5,280		150,679

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
FamilyMart	2,617		119,595
FANUC	8,229		1,240,871
Fast Retailing	2,258		826,903
Fuji Electric	21,000		71,734
Fuji Heavy Industries	26,000		490,742
FUJIFILM Holdings	19,600		401,711
Fujitsu	80,800		338,998
Fukuoka Financial Group	33,000		168,580
Furukawa Electric	28,000		70,657
Gree	4,300		55,093
GS Yuasa	16,000		67,785
Gunma Bank	18,000		114,295
Hachijuni Bank	20,000		135,816
Hakuhodo DY Holdings	1,170		96,375
Hamamatsu Photonics	3,200		131,466
Hankyu Hanshin Holdings	49,000		316,664
Hino Motors	12,000		183,044
Hirose Electric	1,300		186,695
Hiroshima Bank	19,000		99,985
Hisamitsu Pharmaceutical	2,500		146,946
Hitachi	203,900		1,300,978
Hitachi Chemical	4,000		62,574
Hitachi Construction Machinery	5,000		118,582
Hitachi High-Technologies	2,700		67,220
Hitachi Metals	8,000		82,638
Hokkaido Electric Power	8,200	[a]	103,883
Hokuriku Electric Power	7,700		113,267
Honda Motor	69,459		2,760,975
Hoya	18,800		375,672
Hulic	10,800		119,871
Ibiden	5,600		97,943
Idemitsu Kosan	900		75,981
IHI	53,000		197,353
INPEX	92		443,555
Isetan Mitsukoshi Holdings	15,020		238,970
Isuzu Motors	52,000		346,187

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
ITOCHU	63,500		784,916
Itochu Techno-Solutions	900		42,745
Iyo Bank	11,000		115,095
J Front Retailing	19,800		166,143
Japan Airlines	2,600		131,754
Japan Exchange Group	2,100		257,640
Japan Petroleum Exploration	1,400		55,362
Japan Prime Realty Investment	31		113,843
Japan Real Estate Investment	25		334,923
Japan Retail Fund Investment	84		199,046
Japan Steel Works	13,000		65,877
Japan Tobacco	47,300		1,787,973
JFE Holdings	20,460		442,424
JGC	9,000		266,349
Joyo Bank	26,462		162,325
JSR	7,700		177,167
JTEKT	10,800		109,789
JX Holdings	95,876		519,285
Kajima	38,800		123,781
Kamigumi	9,400		87,940
Kaneka	12,000		72,134
Kansai Electric Power	30,999	[a]	377,769
Kansai Paint	10,000		128,122
Kao	22,200		767,441
Kawasaki Heavy Industries	65,000		206,698
KDDI	23,300		1,118,572
Keikyu	20,000		221,162
Keio	25,000		214,905
Keisei Electric Railway	13,000		137,354
Keyence	1,985		629,189
Kikkoman	8,000		151,736
Kinden	6,000		43,699
Kintetsu	68,354		345,679
Kirin Holdings	38,000		665,395
Kobe Steel	113,000	[a]	147,212
Koito Manufacturing	4,000		77,222

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Komatsu	39,500		1,077,402
Konami	4,400		100,290
Konica Minolta Holdings	19,500		137,821
Kubota	46,000		659,199
Kuraray	14,200		215,436
Kurita Water Industries	4,800		98,427
Kyocera	6,700		681,100
Kyowa Hakko Kirin	11,705		143,483
Kyushu Electric Power	18,000	[a]	248,346
Lawson	2,600		204,832
LIXIL Group	11,724		263,259
M3	24		54,236
Mabuchi Motor	1,000		54,060
Makita	4,600		279,817
Marubeni	71,000		507,637
Marui Group	8,600		99,687
Maruichi Steel Tube	2,000		50,387
Mazda Motor	114,000	[a]	390,583
McDonald’s Holdings Japan	3,000		87,490
Medipal Holdings	5,800		90,970
MEIJI Holdings	2,521		113,656
Miraca Holdings	2,600		129,620
Mitsubishi	59,498		1,066,856
Mitsubishi Chemical Holdings	59,380		288,723
Mitsubishi Electric	83,000		790,111
Mitsubishi Estate	53,000		1,720,726
Mitsubishi Gas Chemical	16,000		122,111
Mitsubishi Heavy Industries	128,700		885,856
Mitsubishi Logistics	6,000		107,155
Mitsubishi Materials	51,000		145,961
Mitsubishi Motors	185,000	[a]	218,239
Mitsubishi Tanabe Pharma	9,200		139,767
Mitsubishi UFJ Financial Group	543,490		3,696,301
Mitsubishi UFJ Lease & Finance	25,500		143,607
Mitsui & Co	73,500		1,008,801
Mitsui Chemicals	38,000		87,706

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Mitsui Fudosan	35,286		1,198,099
Mitsui OSK Lines	50,000	[a]	207,724
Mizuho Financial Group	984,100		2,170,401
MS&AD Insurance Group Holdings	21,557		576,932
Murata Manufacturing	8,700		707,709
Nabtesco	4,500		99,246
Namco Bandai Holdings	7,850		142,932
NEC	108,800		282,366
NEXON	4,600		55,775
NGK Insulators	13,000		156,824
NGK Spark Plug	7,926		133,421
NHK Spring	7,000		75,683
Nidec	4,500		306,047
Nikon	14,060		305,473
Nintendo	4,625		512,387
Nippon Building Fund	29		417,069
Nippon Electric Glass	17,085		86,928
Nippon Express	38,000		197,630
Nippon Meat Packers	7,000		107,422
Nippon Paper Industries	3,800	[a]	56,599
Nippon Steel & Sumitomo Metal	325,615		865,100
Nippon Telegraph & Telephone	18,700		925,553
Nippon Yusen	69,800		181,866
Nishi-Nippon City Bank	26,000		86,680
Nissan Motor	105,300		1,097,449
Nisshin Seifun Group	7,800		100,656
Nissin Foods Holdings	2,600		116,551
Nitori Holdings	1,400		105,411
Nitto Denko	6,900		452,993
NKSJ Holdings	15,470		391,650
NOK	5,100		73,399
Nomura Holdings	155,700		1,266,555
Nomura Real Estate Holdings	4,000		107,299
Nomura Real Estate Office Fund	12		76,566
Nomura Research Institute	4,700		141,504
NSK	20,000		161,666

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
NTT Data	55		173,770
NTT DoCoMo	647		1,068,544
NTT Urban Development	55		81,243
Obayashi	26,000		159,758
Odakyu Electric Railway	26,000		312,848
OJI Paper	35,000		124,583
Olympus	8,100	[a]	203,154
Omron	9,200		290,199
Ono Pharmaceutical	3,400		223,911
ORACLE JAPAN	1,400		59,958
Oriental Land	2,100		339,498
ORIX	45,500		698,241
Osaka Gas	82,000		354,967
OTSUKA	700		72,309
Otsuka Holdings	15,700		565,287
Panasonic	96,195	[a]	699,618
Park24	3,800		76,596
Rakuten	30,100		320,807
Resona Holdings	80,100		427,266
Ricoh	26,000		289,645
Rinnai	1,500		119,095
Rohm	4,400		155,039
Sankyo	2,200		100,200
Sanrio	2,100		105,232
Santen Pharmaceutical	3,300		165,195
SBI Holdings	8,430		163,092
Secom	8,900		496,651
Sega Sammy Holdings	8,784		230,762
Sekisui Chemical	19,000		238,950
Sekisui House	23,000		344,699
Seven & I Holdings	32,360		1,241,487
Seven Bank	26,000		92,281
Sharp	46,000	[a]	159,491
Shikoku Electric Power	6,800	[a]	123,116
Shimadzu	9,000		65,733
Shimamura	1,000		126,276

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Shimano	3,300	286,721
Shimizu	23,000	92,486
Shin-Etsu Chemical	17,600	1,184,346
Shinsei Bank	67,000	187,629
Shionogi & Co.	13,100	322,242
Shiseido	16,200	231,654
Shizuoka Bank	23,400	286,124
Showa Denko	57,000	91,799
Showa Shell Sekiyu	8,500	68,098
SMC	2,400	480,320
Softbank	40,800	2,019,388
Sojitz	54,600	85,693
Sony	42,380	701,225
Sony Financial Holdings	7,000	98,733
Stanley Electric	6,700	128,385
Sumco	4,900	51,420
Sumitomo	49,000	611,212
Sumitomo Chemical	66,000	220,711
Sumitomo Electric Industries	33,000	438,037
Sumitomo Heavy Industries	25,000	110,786
Sumitomo Metal Mining	23,000	320,162
Sumitomo Mitsui Financial Group	57,200	2,702,016
Sumitomo Mitsui Trust Holdings	135,640	680,391
Sumitomo Realty & Development	15,000	707,801
Sumitomo Rubber Industries	7,600	140,095
Suruga Bank	8,000	141,314
Suzuken	2,920	113,523
Suzuki Motor	15,100	386,929
Sysmex	3,200	206,145
T&D Holdings	23,700	275,205
Taiheiyo Cement	47,000	121,978
Taisei	42,000	140,022
Taisho Pharmaceutical Holdings	1,500	111,094
Taiyo Nippon Sanso	12,000	79,520
Takashimaya	12,000	141,560
Takeda Pharmaceutical	34,000	1,865,928

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
TDK	5,500		200,851
Teijin	40,000		96,015
Terumo	6,800		337,611
THK	5,600		117,589
Tobu Railway	45,000		261,271
Toho	4,300		95,629
Toho Gas	18,000		107,093
Tohoku Electric Power	19,800	[a]	211,639
Tokio Marine Holdings	29,300		928,728
Tokyo Electric Power	58,672	[a]	258,798
Tokyo Electron	7,100		363,430
Tokyo Gas	106,000		604,565
Tokyu	46,820		371,256
Tokyu Land	19,000		232,908
TonenGeneral Sekiyu	13,000		131,220
Toppan Printing	25,000		190,286
Toray Industries	64,000		449,054
Toshiba	170,000		936,452
TOTO	13,000		134,687
Toyo Seikan Group Holdings	7,100		97,158
Toyo Suisan Kaisha	4,000		135,816
Toyoda Gosei	2,300		59,597
Toyota Boshoku	2,600		37,312
Toyota Industries	7,300		298,036
Toyota Motor	117,857		6,818,623
Toyota Tsusho	8,800		244,723
Trend Micro	4,700		131,620
Tsumura & Co.	2,300		74,909
Ube Industries	46,600		94,170
Unicharm	5,000		323,127
Ushio	4,600		46,809
USS	980		125,560
West Japan Railway	7,100		343,037
Yahoo! Japan	616		308,047
Yakult Honsha	4,300		187,244
Yamada Denki	3,620		174,344

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Yamaguchi Financial Group	9,000		97,584
Yamaha	7,200		77,181
Yamaha Motor	11,300		157,413
Yamato Holdings	16,000		308,068
Yamato Kogyo	1,800		59,363
Yamazaki Baking	4,000		52,275
Yaskawa Electric	9,000		109,771
Yokogawa Electric	8,800		89,368
			113,188,277
Luxembourg—.1%
SES	12,899		402,770
Macau—.2%
Sands China	103,013		540,277
Wynn Macau	71,200	[a]	216,073
			756,350
Mexico—.0%
Fresnillo	7,151		127,964
Netherlands—2.6%
Aegon	76,511		504,914
Akzo Nobel	10,176		613,511
ASML Holding	13,311		989,564
Corio	2,835		131,365
DE Master Blenders 1753	21,373	[a]	338,892
Delta Lloyd	6,579		126,064
European Aeronautic Defence and Space	19,679		1,039,372
Fugro	3,133		181,235
Gemalto	3,324		271,583
Heineken	9,860		696,263
Heineken Holding	4,528		272,278
ING Groep	164,482	[a]	1,349,942
Koninklijke Ahold	43,947		693,355
Koninklijke Boskalis Westminster	3,270		136,191
Koninklijke DSM	6,749		434,895
Koninklijke KPN	42,421		88,436
Koninklijke Philips Electronics	41,113		1,135,395
Koninklijke Vopak	2,912		161,298

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Netherlands (continued)
QIAGEN	9,940	[a]	196,946
Randstad Holding	5,158		214,755
Reed Elsevier	30,068		487,848
TNT Express	14,602		112,188
Unilever	69,430		2,955,207
Wolters Kluwer	12,649		279,856
Ziggo	4,831		173,147
			13,584,500
New Zealand—.1%
Auckland International Airport	42,260		112,292
Contact Energy	16,082		72,783
Fletcher Building	30,980		234,741
SKYCITY Entertainment Group	26,289		100,500
Telecom Corporation of New Zealand	78,060		174,298
			694,614
Norway—.8%
Aker Solutions	6,700		93,532
DNB	42,562		695,650
Gjensidige Forsikring	8,002		128,915
Norsk Hydro	38,511		180,317
Orkla	34,223		308,016
Seadrill	15,007		574,360
Statoil	47,924		1,169,324
Telenor	30,002		674,284
Yara International	7,821		366,196
			4,190,594
Portugal—.2%
Banco Espirito Santo	94,617	[a]	108,283
Energias de Portugal	79,460		273,123
Galp Energia	12,368		198,225
Jeronimo Martins	9,144		217,783
Portugal Telecom	27,519		143,551
			940,965
Singapore—1.7%
Ascendas Real Estate Investment Trust	91,912		205,211
CapitaCommercial Trust	77,000		106,901

Common Stocks (continued)	Shares		Value ($)
Singapore (continued)
CapitaLand	105,500		320,346
CapitaMall Trust	97,000		182,707
CapitaMalls Asia	65,000		110,822
City Developments	21,000		191,979
ComfortDelGro	74,700		120,386
DBS Group Holdings	78,588		1,069,363
Genting Singapore	252,527		314,711
Global Logistic Properties	90,843		203,561
Golden Agri-Resources	325,440		140,037
Hutchison Port Holdings Trust	227,000		188,410
Jardine Cycle & Carriage	4,422		174,841
Keppel	61,700		536,500
Keppel Land	36,000		118,665
Keppel REIT	12,340		15,128
Olam International	62,995		85,667
Oversea-Chinese Banking	108,942		959,666
SembCorp Industries	43,254		175,235
SembCorp Marine	38,000		132,971
Singapore Airlines	21,733		195,856
Singapore Exchange	35,000		212,552
Singapore Press Holdings	69,075		250,121
Singapore Technologies Engineering	68,000		242,916
Singapore Telecommunications	336,951		1,075,114
StarHub	26,918		103,371
United Overseas Bank	54,112		937,965
UOL Group	21,111		122,206
Wilmar International	86,000		232,508
			8,725,716
Spain—2.8%
Abertis Infraestructuras	16,405		306,353
Acciona	1,014		66,436
ACS Actividades de Construccion y Servicios	6,259		160,941
Amadeus IT Holding, Cl. A	13,260		391,428
Banco Bilbao Vizcaya Argentaria	234,612		2,277,126
Banco de Sabadell	114,223		237,523
Banco Popular Espanol	243,896	[a]	189,829

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Spain (continued)
Banco Santander	449,318		3,249,187
Bankia	357	[a]	1,881
CaixaBank	49,801		184,361
Distribuidora Internacional
de Alimentacion	25,045		194,270
Enagas	7,717		205,596
Ferrovial	17,812		294,744
Gas Natural SDG	15,540		325,400
Grifols	6,197	[a]	248,670
Iberdrola	201,989		1,087,979
Inditex	9,373		1,259,682
Mapfre	35,362		129,697
Red Electrica	4,523		240,586
Repsol	35,894		841,417
Telefonica	174,455		2,559,399
Zardoya Otis	6,097		85,192
			14,537,697
Sweden—3.1%
Alfa Laval	14,802		323,627
Assa Abloy, Cl. B	14,538		578,958
Atlas Copco, Cl. A	28,760		757,046
Atlas Copco, Cl. B	17,066		404,725
Boliden	11,860		187,753
Electrolux, Ser. B	10,048		284,492
Elekta, Cl. B	15,320		235,554
Ericsson, Cl. B	130,914		1,634,140
Getinge, Cl. B	8,212		247,207
Hennes & Mauritz, Cl. B	40,823		1,444,321
Hexagon, Cl. B	10,584		302,281
Husqvarna, Cl. B	16,174		92,836
Industrivarden, Cl. C	5,510		102,871
Investment AB Kinnevik, Cl. B	9,340		243,982
Investor, Cl. B	19,808		583,752
Lundin Petroleum	9,279	[a]	222,202
Millicom International Cellular, SDR	2,824		230,938
Nordea Bank	113,118		1,355,276

Common Stocks (continued)	Shares		Value ($)
Sweden (continued)
Ratos, Cl. B	9,138		87,629
Sandvik	43,753		620,071
Scania, Cl. B	13,176		280,351
Securitas, Cl. B	13,206		129,390
Skandinaviska
Enskilda Banken, Cl. A	60,232		618,021
Skanska, Cl. B	15,950		271,205
SKF, Cl. B	16,322		379,778
Svenska Cellulosa, Cl. B	24,807		644,189
Svenska Handelsbanken, Cl. A	21,294		967,274
Swedbank, Cl. A	34,610		851,759
Swedish Match	8,623		299,095
Tele2, Cl. B	14,263	[a]	244,500
TeliaSonera	94,398		649,464
Volvo, Cl. B	64,976		899,291
			16,173,978
Switzerland—9.0%
ABB	94,700	[a]	2,143,940
Actelion	4,490	[a]	274,528
Adecco	5,465	[a]	292,293
Aryzta	3,825	[a]	237,366
Baloise Holding	2,170		223,348
Banque Cantonale Vaudoise	127		70,275
Barry Callebaut	84	[a]	82,031
Cie Financiere Richemont, Cl. A	22,466		1,814,580
Credit Suisse Group	55,229	[a]	1,531,300
EMS-Chemie Holding	319		92,204
Geberit	1,601		391,038
Givaudan	364	[a]	468,213
Glencore International	167,326		823,803
Holcim	9,802	[a]	763,772
Julius Baer Group	8,990	[a]	358,130
Kuehne + Nagel International	2,399		274,525
Lindt & Spruengli	4		177,995
Lindt & Spruengli-PC	38		147,128
Lonza Group	2,290	[a]	159,472

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Switzerland (continued)
Nestle	137,821		9,842,240
Novartis	98,264		7,297,407
Pargesa Holding-BR	1,256		87,534
Partners Group Holding	798		204,692
Roche Holding	30,014		7,501,886
Schindler Holding	876		128,225
Schindler Holding-PC	2,004		300,449
SGS	238		575,162
Sika-BR	92		222,134
Sonova Holding	2,105	[a]	229,110
Sulzer	1,104		188,314
Swatch Group	1,778		178,603
Swatch Group-BR	1,320		755,969
Swiss Life Holding	1,289	[a]	203,789
Swiss Prime Site	2,464	[a]	202,065
Swiss Re	15,131	[a]	1,203,417
Swisscom	991		466,616
Syngenta	4,006		1,712,179
UBS	155,093	[a]	2,768,922
Zurich Insurance Group	6,343	[a]	1,770,965
			46,165,619
United Kingdom—21.3%
3i Group	40,776		208,133
Aberdeen Asset Management	36,344		253,313
Admiral Group	9,339		185,831
Aggreko	11,537		319,352
AMEC	12,654		199,116
Anglo American	59,809		1,453,952
Antofagasta	17,719		247,026
ArcelorMittal	42,732		522,916
ARM Holdings	59,079		914,033
Associated British Foods	15,140		455,068
AstraZeneca	53,061		2,754,965
Aviva	123,680		586,153
Babcock International Group	15,022		249,678
BAE Systems	139,208		811,976

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Balfour Beatty	31,657		106,168
Barclays	495,072		2,199,782
BG Group	144,913		2,441,216
BHP Billiton	90,002		2,503,900
BP	814,088		5,897,924
British American Tobacco	82,472		4,568,326
British Land	37,405		345,423
British Sky Broadcasting Group	45,571		597,448
BT Group	338,663		1,452,984
Bunzl	14,415		286,388
Burberry Group	18,724		388,575
Capita	27,748		388,999
Carnival	8,120		292,626
Centrica	223,342		1,287,104
Cobham	43,868		170,697
Compass Group	77,783		1,023,381
Croda International	5,720		220,174
Diageo	106,842		3,259,513
Eurasian Natural Resources	10,473	[a]	44,640
Evraz	14,161		34,095
Experian	43,226		760,083
G4S	62,366		303,029
GKN	67,027		286,112
GlaxoSmithKline	209,593		5,406,110
Hammerson	30,961		249,845
Hargreaves Lansdown	9,429		143,463
HSBC Holdings	786,450		8,594,181
ICAP	23,517		105,134
IMI	13,430		258,474
Imperial Tobacco Group	42,427		1,515,791
Inmarsat	19,204		215,526
InterContinental Hotels Group	11,383		335,600
International Consolidated Airlines Group	38,774	[a]	163,403
Intertek Group	6,798		349,314
Intu Properties	25,428		135,362
Invensys	33,336		199,207

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Investec	22,879		161,703
ITV	159,866		312,645
J Sainsbury	53,650		317,598
Johnson Matthey	9,073		341,627
Kazakhmys	9,643		51,872
Kingfisher	100,892		490,692
Land Securities Group	33,146		449,742
Legal & General Group	257,780		678,716
Lloyds Banking Group	1,813,910	[a]	1,530,822
London Stock Exchange Group	7,101		147,917
Marks & Spencer Group	68,301		433,506
Meggitt	35,266		256,701
Melrose Industries	53,387		202,429
National Grid	156,593		1,993,382
Next	6,734		455,963
Old Mutual	208,986		665,488
Pearson	35,596		647,482
Petrofac	11,713		245,624
Prudential	110,037		1,888,732
Randgold Resources	3,820		300,250
Reckitt Benckiser Group	27,863		2,032,475
Reed Elsevier	52,268		610,552
Resolution	59,487		243,854
Rexam	32,949		264,352
Rio Tinto	57,132		2,590,495
Rolls-Royce Holdings	80,473	[a]	1,412,531
Royal Bank of Scotland Group	90,098	[a]	428,678
Royal Dutch Shell, Cl. A	159,598		5,434,221
Royal Dutch Shell, Cl. B	111,770		3,911,611
RSA Insurance Group	160,217		276,996
SABMiller	40,757		2,195,903
Sage Group	50,966		267,192
Schroders	5,251		190,458
Segro	34,395		142,331
Serco Group	22,385		215,063
Severn Trent	9,947		281,366
Shire	23,620		734,536

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Smith & Nephew	38,435		438,519
Smiths Group	16,241		315,349
SSE	40,536		980,390
Standard Chartered	102,726		2,580,237
Standard Life	100,996		587,053
Subsea 7	11,581		249,434
Tate & Lyle	19,457		255,238
Tesco	346,212		1,969,112
TUI Travel	20,087		98,068
Tullow Oil	38,817		603,567
Unilever	54,654		2,365,224
United Utilities Group	30,234		347,768
Vedanta Resources	4,090		76,810
Vodafone Group	2,100,523		6,401,706
Weir Group	9,375		320,961
Whitbread	7,724		306,551
WM Morrison
Supermarkets	95,219		432,040
Wolseley	11,923		589,510
WPP	54,148		894,939
Xstrata	90,362	[a]	1,352,405
			109,661,895
United States—.2%
Transocean	15,384	[a]	785,415
Total Common Stocks
(cost $460,763,200)			508,869,820

Preferred Stocks—.6%
Germany
Bayerische Motoren Werke	2,124		147,636
Henkel & Co.	7,507		707,862
Porsche Automobil Holding	6,537		512,144
ProSiebenSat.1 Media	3,585		137,294
RWE	1,967		66,898
Volkswagen	6,213		1,259,243
Total Preferred Stocks
(cost $1,794,233)			2,831,077

The Fund 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Rights—.0%	Shares		Value ($)
Netherlands—.0%
Koninklijke KPN	42,421	[a]	56,984
Spain—.0%
Banco Bilbao Vizcaya Argentaria	234,584	[a]	38,308
Banco Santander	449,318	[a]	94,085
Bankia	357	[a]	583
			132,976
Total Rights
(cost $588,383)			189,960
	Principal
Short-Term Investment—.1%	Amount ($)		Value ($)
U.S. Treasury Bills
0.08%, 6/13/13
(cost $259,976)	260,000	[c]	259,995

Total Investments (cost $463,405,792)	99.6%		512,150,852
Cash and Receivables (Net)	.4%		2,174,929
Net Assets	100.0%		514,325,781

BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts
STRIP—Separate Trading of Registered Interest and Principal of Securities

a Non-income producing security.
b The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors.At April 30, 2013, the value of these securities amounted to $46 or less than .01% of net assets.
c Held by or on behalf of a counterparty for open financial futures positions.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	25.6	Energy	7.0
Industrial	12.2	Telecommunication Services	5.0
Consumer Staples	12.0	Information Technology	4.3
Consumer Discretionary	10.9	Utilities	3.8
Health Care	10.3	Short-Term Investment	.1
Materials	8.4		99.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

April 30, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2013	($)
Financial Futures Long
ASX SPI 200 Index	3	401,824	June 2013	13,116
Euro STOXX 50	26	913,885	June 2013	23,181
FTSE 100 Index	8	793,265	June 2013	7,779
TOPIX	9	1,077,396	June 2013	21,632
				65,708

See notes to financial statements.

The Fund 35

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	463,405,792	512,150,852
Cash denominated in foreign currencies	786,463	793,134
Dividends receivable		3,263,530
Receivable for shares of Common Stock subscribed		225,649
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		200,128
		516,633,293
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		233,669
Cash overdraft due to Custodian		119,475
Payable for shares of Common Stock redeemed		1,676,245
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		178,136
Payable for investment securities purchased		91,761
Payable for futures variation margin—Note 4		5,611
Interest payable—Note 2		2,615
		2,307,512
Net Assets ($)		514,325,781
Composition of Net Assets ($):
Paid-in capital		487,159,743
Accumulated undistributed investment income—net		2,575,012
Accumulated net realized gain (loss) on investments		(24,215,943)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$65,708 net unrealized appreciation on financial futures)		48,806,969
Net Assets ($)		514,325,781
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		32,504,493
Net Asset Value, offering and redemption price per share ($)		15.82

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $610,122 foreign taxes withheld at source):
Unaffiliated issuers	7,355,064
Affiliated issuers	2,343
Interest	148
Total Income	7,357,555
Expenses:
Management fee—Note 3(a)	862,217
Shareholder servicing costs—Note 3(b)	615,869
Directors’ fees—Note 3(a,c)	25,444
Interest expense—Note 2	2,615
Loan commitment fees—Note 2	1,846
Total Expenses	1,507,991
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(25,444)
Net Expenses	1,482,547
Investment Income—Net	5,875,008
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	8,284,083
Net realized gain (loss) on financial futures	1,147,867
Net realized gain (loss) on forward foreign currency exchange contracts	(450,187)
Net Realized Gain (Loss)	8,981,763
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	59,276,430
Net unrealized appreciation (depreciation) on financial futures	77,917
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	60,718
Net Unrealized Appreciation (Depreciation)	59,415,065
Net Realized and Unrealized Gain (Loss) on Investments	68,396,828
Net Increase in Net Assets Resulting from Operations	74,271,836

See notes to financial statements.

The Fund 37

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Operations ($):
Investment income—net	5,875,008	12,327,067
Net realized gain (loss) on investments	8,981,763	13,859,254
Net unrealized appreciation
(depreciation) on investments	59,415,065	(9,292,695)
Net Increase (Decrease) in Net Assets
Resulting from Operations	74,271,836	16,893,626
Dividends to Shareholders from ($):
Investment income—net	(12,705,604)	(14,103,072)
Capital Stock Transactions ($):
Net proceeds from shares sold	102,262,345	158,345,329
Dividends reinvested	12,035,945	13,170,185
Cost of shares redeemed	(116,556,933)	(210,664,725)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(2,258,643)	(39,149,211)
Total Increase (Decrease) in Net Assets	59,307,589	(36,358,657)
Net Assets ($):
Beginning of Period	455,018,192	491,376,849
End of Period	514,325,781	455,018,192
Undistributed investment income—net	2,575,012	9,405,608
Capital Share Transactions (Shares):
Shares sold	6,947,194	11,940,137
Shares issued for dividends reinvested	839,912	1,053,615
Shares redeemed	(7,866,251)	(16,038,020)
Net Increase (Decrease) in Shares Outstanding	(79,145)	(3,044,268)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2013				Year Ended October 31,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	13.96		13.79	14.84	14.05	11.51	21.98
Investment Operations:
Investment income—net[a]	.18		.37	.38	.31	.30	.49
Net realized and unrealized
gain (loss) on investments	2.07		.24	(1.10)	.89	2.51	(10.47)
Total from Investment Operations	2.25		.61	(.72)	1.20	2.81	(9.98)
Distributions:
Dividends from
investment income—net	(.39)		(.44)	(.33)	(.33)	(.25)	(.49)
Dividends from net realized
gain on investments	—		—	—	(.08)	(.02)	—
Total Distributions	(.39)		(.44)	(.33)	(.41)	(.27)	(.49)
Net asset value, end of period	15.82		13.96	13.79	14.84	14.05	11.51
Total Return (%)	16.44	[b]	4.79	(5.03)	8.73	25.13	(46.37)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	[c]	.61	.61	.61	.61	.61
Ratio of net expenses
to average net assets	.60	[c]	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	2.38	[c]	2.75	2.52	2.25	2.53	2.72
Portfolio Turnover Rate	6.12	[b]	11.11	6.14	10.49	17.26	7.17
Net Assets, end of period
($ x 1,000)	514,326		455,018	491,377	561,428	547,282	326,931

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (free) Index (MSCI EAFE®). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the proce-

dures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	508,869,774	—	46	508,869,820
Preferred Stocks†	2,831,077	—	—	2,831,077
U.S. Treasury	—	259,995	—	259,995
Rights†	189,960	—	—	189,960

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Other Financial
Instruments:
Financial Futures††	65,708	—	—	65,708
Forward Foreign
Currency Exchange
Contracts††	—	200,128	—	200,128
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(178,136)	—	(178,136)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

Equity Securities—
Foreign ($)
Balance as of 10/31/2012	46
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 4/30/2013	46
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 4/30/2013	—

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2012($)	Purchases ($)	Sales ($)	4/30/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	3,979,648	51,238,471	55,218,119	—	—

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $18,068,037 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2012. If not applied, the carryover expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2012 was as follows: ordinary income $14,103,072. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2013 was approximately $464,100 with a related weighted average annualized interest rate of 1.14%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses.The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended April 30, 2013, fees reimbursed by the Manager amounted to $25,444.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2013, the fund was charged $615,869 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $145,054 and Shareholder Services Plan fees $103,610, which are offset against an expense reimbursement currently in effect in the amount of $14,995.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts and financial futures, during the period ended April 30, 2013, amounted to $30,014,269 and $33,442,839 respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2013 is discussed below.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2013 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[1]	65,708	Equity risk	—
Foreign exchange risk[2]	200,128	Foreign exchange risk[3]	(178,136)
Gross fair value of
derivatives contracts	265,836		(178,136)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation on financial futures as reported in the Statement of Financial
Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2013 is shown below:

	Amount of realized gain (loss) on derivatives recognized in income ($)
	Financial	Forward
Underlying risk	Futures[4]	Contracts[5]	Total
Equity	1,147,867	—	1,147,867
Foreign exchange	—	(450,187)	(450,187)
Total	1,147,867	(450,187)	697,680

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[6]	Contracts[7]	Total
Equity	77,917	—	77,917
Foreign exchange	—	60,718	60,718
Total	77,917	60,718	138,635

Statement of Operations location:

4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counter-party credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default. Financial futures open at April 30, 2013 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. The following summarizes open forward contracts at April 30, 2013:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation)($)
Purchases:
Australian Dollar,
Expiring:
6/19/2013[a]	653,468	677,087	674,869	(2,218)
6/19/2013[b]	618,234	648,342	638,481	(9,861)
6/19/2013[c]	285,014	291,799	294,348	2,549

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation)($)
Purchases (continued):
British Pound,
Expiring:
6/19/2013[a]	779,492	1,181,891	1,210,441	28,550
6/19/2013[b]	1,129,855	1,730,881	1,754,506	23,625
6/19/2013[c]	537,029	814,344	833,931	19,587
6/19/2013[d]	411,070	613,146	638,334	25,188
6/19/2013[e]	63,300	95,944	98,296	2,352
Euro,
Expiring:
6/19/2013[a]	758,023	979,746	998,616	18,870
6/19/2013[b]	1,364,868	1,784,715	1,798,071	13,356
6/19/2013[c]	694,934	895,174	915,503	20,329
6/19/2013[e]	711,505	921,250	937,334	16,084
Japanese Yen,
Expiring:
6/19/2013[a]	137,177,412	1,440,548	1,407,531	(33,017)
6/19/2013[b]	122,976,297	1,234,330	1,261,818	27,488
6/19/2013[f]	30,330,878	316,306	311,215	(5,091)
Sales:		Proceeds ($)
Australian Dollar,
Expiring:
5/1/2013[a]	48,639	50,418	50,424	(6)
6/19/2013[a]	1,101,151	1,137,405	1,137,213	192
6/19/2013[c]	166,607	173,563	172,063	1,500
6/19/2013[e]	207,282	214,526	214,070	456
British Pound,
Expiring:
5/1/2013[a]	39,197	60,889	60,887	2
6/19/2013[a]	2,084,722	3,191,084	3,237,280	(46,196)
6/19/2013[c]	354,585	541,938	550,620	(8,682)
6/19/2013[e]	310,061	474,883	481,481	(6,598)
Danish Krone,
Expiring
5/1/2013[a]	147,446	26,026	26,045	(19)
Euro,
Expiring:
5/2/2013[a]	345,874	455,167	455,499	(332)
6/19/2013[a]	2,414,340	3,144,498	3,180,641	(36,143)
6/19/2013[c]	485,388	633,625	639,448	(5,823)
6/19/2013[e]	382,682	500,931	504,144	(3,213)
6/19/2013[g]	49,900	65,160	65,738	(578)
Hong Kong Dollar,
Expiring
5/3/2013[a]	438,827	56,545	56,549	(4)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales (continued):
Japanese Yen,
Expiring:
6/19/2013[a]	198,477,659	2,025,812	2,036,512	(10,700)
6/19/2013[c]	43,493,264	438,951	446,270	(7,319)
6/19/2013[e]	44,589,087	455,386	457,514	(2,128)
Swedish Krona,
Expiring
5/2/2013[a]	386,432	59,591	59,625	(34)
Swiss Franc,
Expiring
5/3/2013[a]	136,842	147,000	147,174	(174)
Gross Unrealized
Appreciation				200,128
Gross Unrealized
Depreciation				(178,136)

Counterparties:

a	Citigroup
b	Standard Chartered Bank
c	UBS
d	BNP Paribas
e	Credit Suisse First Boston
f	Westpac Bank
g	Royal Bank of Canada

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2013:

Average Market Value ($)
Equity financial futures	5,116,019
Forward contracts	5,613,389

At April 30, 2013, accumulated net unrealized appreciation on investments was $48,745,060, consisting of $114,820,567 gross unrealized appreciation and $66,075,507 gross unrealized depreciation.

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 53

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median for all periods, except for the one-year period, and was below the Performance Universe median for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Fund 55

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group median and at the Expense Universe median and the fund’s total expense ratio was below the Expense Group median and at the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the prof-

itability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 57

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
24	Statement of Financial Futures
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
28	Financial Highlights
29	Notes to Financial Statements
41	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
S&P 500 Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P 500® Index Fund, covering the six-month period from November 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stocks generally rallied throughout the reporting period, with some major market indices setting new records in the spring of 2013 in response to improving economic conditions. By the reporting period’s end, the U.S. unemployment rate had fallen to its lowest level in four years, housing markets showed signs of sustainable recovery, and macroeconomic concerns seemed to ease in Europe, Japan and the emerging markets. Many analysts attributed these long-awaited economic gains to the aggressively accommodative monetary policies adopted by central banks worldwide, including the Federal Reserve Board.

Our chief economist currently expects the global and U.S. economic recoveries to persist at a choppy and moderate pace over the next several months, but sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in the global march toward better economic conditions, while Europe’s recovery from recession likely will be sluggish as regional policymakers work to resolve a persistent financial crisis. As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2012, through April 30, 2013, as provided by Thomas J. Durante, Richard A. Brown and Karen Q.Wong, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2013, Dreyfus S&P 500® Index Fund produced a total return of 14.15%.1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, produced a 14.41% return for the same period.2,3

U.S. stocks rallied over the reporting period as investors responded positively to improving economic data.The difference in return between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weightings. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 500 Index.

Waning Global Macroeconomic Concerns Lifted U.S. Stocks

A sustained stock market rally began in the weeks prior to the reporting period when various macroeconomic concerns failed to materialize. Instead, investors responded positively to gradually improving U.S. employment and housing market trends, which were sparked in part by the Federal Reserve Board’s aggressively accommodative monetary policy, including historically low short-term interest rates and an open-ended quantitative easing program involving the monthly purchase of $40 billion of U.S. government securities.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

In addition, investors were encouraged by overseas developments, such as a new quantitative easing program from the European Central Bank that appeared to forestall a more severe banking crisis in the region, expectations that new leadership in China might adopt policies conducive to stronger regional growth, and actions by a new Japanese government that sought to address longstanding economic stagnation. Nonetheless, the global economy expanded at a relatively sluggish rate during the reporting period amid slackening demand from the emerging markets for construction materials.

The S&P 500 Index lost some ground in late 2012 when investors worried about automatic tax hikes and spending cuts scheduled for the start of 2013, but last-minute legislation to address the increases enabled the rally to resume. Gradually improving global economic data and continued corporate earnings strength helped support further market advances over the first four months of 2013, and the S&P 500 Index ended the reporting period near record highs.

Financial Stocks Led U.S. Market Higher

The financials sector led the market’s advance when a number of major U.S. banking institutions rebounded from relatively low prices. Investment managers and brokerage firms advanced along with the capital markets, and investment banks benefited from rising bond issuance volumes as governments and businesses refinanced existing debt at lower interest rates. Insurance companies prospered in an environment of relatively low claims and improved pricing power.

The health care sector produced above-average results stemming from strength among large pharmaceutical developers, many of which have bolstered their research-and-development efforts and diversified their business mixes to include other health and beauty products. Some biotechnology companies fared especially well after launching new medicines for various cancers and HIV. In the consumer discretionary sector, media companies gained value due to higher advertising revenues and more effective cost controls. For example,Walt Disney saw strength in its cable television and film production units, and News Corp. enhanced earnings visibility by splitting the company in two. Specialty retailers also advanced, particularly home improvement retailers benefiting from more robust housing markets. Finally, hotels and restaurants saw robust demand during the reporting period.

4

Disappointments during the reporting period included the materials sector. Industrial metals producers were hurt by rising production costs and falling commodity prices amid sluggish order volumes from the emerging markets, while precious metals miners suffered when gold prices declined in response to improved stability in the European banking system. Among information technology companies, consumer electronics giant Apple fell sharply due to intensifying competitive pressures and earnings shortfalls, factors that also weighed on the company’s suppliers. Storage specialist EMC posted muted earnings growth due to more vigorous competition.

A Constructive Outlook for Stocks

We have been encouraged by recent evidence of sustained domestic and global growth, which has the potential to fuel further gains in U.S. equity markets.As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions. In our experience, the fund’s broadly diversified portfolio may help limit the impact on the overall portfolio of unexpected losses in individual sectors or holdings.

May 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s® 500” and “S&P 500®” are registered trademarks of
Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

Expenses paid per $1,000†	$2.65
Ending value (after expenses)	$1,141.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2013 (Unaudited)

Common Stocks—99.5%	Shares		Value ($)
Automobiles & Components—.8%
BorgWarner	21,120	[a]	1,650,950
Delphi Automotive	51,123		2,362,394
Ford Motor	701,047		9,611,354
Goodyear Tire & Rubber	43,150	[a]	539,159
Harley-Davidson	40,147		2,194,034
Johnson Controls	121,027		4,237,155
			20,595,046
Banks—2.8%
BB&T	123,747		3,807,695
Comerica	33,381		1,210,061
Fifth Third Bancorp	157,110		2,675,583
First Horizon National	42,768		444,787
Hudson City Bancorp	87,836		729,917
Huntington Bancshares	151,668		1,087,460
KeyCorp	168,827		1,683,205
M&T Bank	21,218		2,126,044
People’s United Financial	59,919		788,534
PNC Financial Services Group	93,887		6,373,050
Regions Financial	248,633		2,110,894
SunTrust Banks	95,122		2,782,318
U.S. Bancorp	330,577		11,001,603
Wells Fargo & Co.	871,129		33,085,479
Zions Bancorporation	33,419		822,776
			70,729,406
Capital Goods—7.5%
3M	112,992		11,831,392
Boeing	121,087		11,068,563
Caterpillar	116,170		9,836,114
Cummins	31,141		3,313,091
Danaher	103,603		6,313,567
Deere & Co.	69,479		6,204,475
Dover	30,657		2,114,720
Eaton	84,224		5,172,196
Emerson Electric	129,075		7,164,953
Fastenal	47,507		2,330,218

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Flowserve	8,646		1,367,106
Fluor	28,452		1,621,195
General Dynamics	58,727		4,343,449
General Electric	1,848,315		41,198,941
Honeywell International	139,767		10,278,465
Illinois Tool Works	74,470		4,807,783
Ingersoll-Rand	48,500		2,609,300
Jacobs Engineering Group	22,340	[a]	1,127,723
Joy Global	18,859		1,065,911
L-3 Communications Holdings	16,154		1,312,512
Lockheed Martin	47,707		4,727,287
Masco	65,787		1,278,899
Northrop Grumman	42,528		3,221,071
PACCAR	62,463		3,109,408
Pall	20,536		1,369,957
Parker Hannifin	27,024		2,393,516
Pentair	37,512		2,038,777
Precision Castparts	26,200		5,011,798
Quanta Services	37,851	[a]	1,040,145
Raytheon	58,747		3,605,891
Rockwell Automation	24,879		2,109,242
Rockwell Collins	23,815		1,498,440
Roper Industries	17,614		2,107,515
Snap-on	10,081		868,982
Stanley Black & Decker	28,133		2,104,630
Textron	48,699		1,253,999
United Technologies	150,439		13,733,576
W.W. Grainger	10,563		2,603,463
Xylem	33,763		936,923
			190,095,193
Commercial & Professional Services—.7%
ADT	40,476	[a]	1,766,373
Avery Dennison	17,132		710,121
Cintas	19,386		869,850
Dun & Bradstreet	7,368	[b]	651,700
Equifax	20,748		1,269,778

8

Common Stocks (continued)	Shares		Value ($)
Commercial & Professional Services (continued)
Iron Mountain	30,330		1,148,294
Pitney Bowes	37,470	[b]	512,215
Republic Services	52,618		1,793,221
Robert Half International	24,946		818,728
Stericycle	15,838	[a]	1,715,572
Tyco International	83,700		2,688,444
Waste Management	76,952		3,153,493
			17,097,789
Consumer Durables & Apparel—1.2%
Coach	49,351		2,904,800
D.R. Horton	48,521		1,265,428
Fossil	9,547	[a]	936,752
Garmin	19,839		695,952
Harman International Industries	11,678		522,123
Hasbro	19,752	[b]	935,652
Leggett & Platt	25,041		807,322
Lennar, Cl. A	29,000	[b]	1,195,380
Mattel	60,133		2,745,673
Newell Rubbermaid	51,414		1,354,245
NIKE, Cl. B	128,544		8,175,398
PulteGroup	60,015	[a]	1,259,715
PVH	13,933		1,608,008
Ralph Lauren	10,735		1,949,261
VF	15,513		2,764,727
Whirlpool	14,030		1,603,348
			30,723,784
Consumer Services—1.9%
Apollo Group, Cl. A	17,675	[a,b]	324,690
Carnival	79,070		2,728,706
Chipotle Mexican Grill	5,679	[a]	2,062,556
Darden Restaurants	23,707		1,223,992
H&R Block	48,006		1,331,686
International Game Technology	49,348		836,449
Marriott International, Cl. A	44,259		1,905,793
McDonald’s	178,072		18,188,274
Starbucks	134,097		8,158,461

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
Starwood Hotels & Resorts Worldwide	34,602	[c]	2,232,521
Wyndham Worldwide	24,698		1,483,856
Wynn Resorts	14,570		2,000,461
Yum! Brands	80,842		5,506,957
			47,984,402
Diversified Financials—6.7%
American Express	170,505		11,664,247
Ameriprise Financial	35,785		2,667,056
Bank of America	1,922,220		23,662,528
Bank of New York Mellon	205,890		5,810,216
BlackRock	22,255		5,930,957
Capital One Financial	103,073		5,955,558
Charles Schwab	193,583		3,283,168
Citigroup	539,844		25,189,121
CME Group	55,216		3,360,446
Discover Financial Services	87,444		3,824,801
E*TRADE Financial	42,286	[a]	435,123
Franklin Resources	24,374		3,769,683
Goldman Sachs Group	77,631		11,339,560
IntercontinentalExchange	12,790	[a]	2,083,875
Invesco	78,462		2,490,384
JPMorgan Chase & Co.	680,193		33,336,259
Legg Mason	19,474		620,442
Leucadia National	52,336		1,616,659
McGraw-Hill Financial	49,496		2,678,229
Moody’s	34,693		2,111,069
Morgan Stanley	245,067		5,428,234
NASDAQ OMX Group	19,811		584,028
Northern Trust	38,540		2,078,077
NYSE Euronext	43,808		1,700,188
SLM	79,159		1,634,633
State Street	80,758		4,721,920
T. Rowe Price Group	46,303		3,356,967
			171,333,428

10

Common Stocks (continued)	Shares		Value ($)
Energy—10.6%
Anadarko Petroleum	89,582		7,592,970
Apache	69,379		5,125,721
Baker Hughes	77,748		3,528,982
Cabot Oil & Gas	36,985		2,516,829
Cameron International	43,473	[a]	2,675,763
Chesapeake Energy	91,182	[b]	1,781,696
Chevron	345,311		42,131,395
ConocoPhillips	216,694		13,099,152
CONSOL Energy	40,833		1,373,622
Denbury Resources	67,122	[a]	1,200,813
Devon Energy	68,009		3,744,576
Diamond Offshore Drilling	12,503	[b]	863,957
Ensco, Cl. A	40,955		2,362,284
EOG Resources	48,620		5,890,799
EQT	26,271		1,973,478
Exxon Mobil	796,637		70,892,727
FMC Technologies	41,942	[a]	2,277,451
Halliburton	166,733		7,131,170
Helmerich & Payne	19,077		1,118,294
Hess	52,503		3,789,667
Kinder Morgan	112,033		4,380,490
Marathon Oil	124,828		4,078,131
Marathon Petroleum	58,623		4,593,698
Murphy Oil	31,750		1,971,357
Nabors Industries	54,361		803,999
National Oilwell Varco	75,603		4,930,828
Newfield Exploration	23,525	[a]	512,610
Noble	45,097		1,691,138
Noble Energy	32,119		3,638,762
Occidental Petroleum	143,909		12,845,317
Peabody Energy	48,931		981,556
Phillips 66	111,205		6,777,945
Pioneer Natural Resources	23,644		2,890,006
QEP Resources	32,621		936,549

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Range Resources	28,835		2,119,949
Rowan, Cl. A	22,488	[a]	731,535
Schlumberger	236,890		17,631,723
Southwestern Energy	62,547	[a]	2,340,509
Spectra Energy	117,779		3,713,572
Tesoro	25,125		1,341,675
Valero Energy	99,497		4,011,719
Williams	121,889		4,647,628
WPX Energy	35,479	[a]	554,537
			269,196,579
Food & Staples Retailing—2.4%
Costco Wholesale	77,941		8,451,143
CVS Caremark	218,455		12,709,712
Kroger	90,682		3,117,647
Safeway	44,553		1,003,334
Sysco	103,774		3,617,562
Wal-Mart Stores	297,125		23,092,555
Walgreen	153,898		7,619,490
Whole Foods Market	30,343		2,679,894
			62,291,337
Food, Beverage & Tobacco—6.2%
Altria Group	356,639		13,020,890
Archer-Daniels-Midland	116,265		3,946,034
Beam	29,044		1,879,437
Brown-Forman, Cl. B	26,633		1,877,626
Campbell Soup	31,488		1,461,358
Coca-Cola	681,024		28,827,746
Coca-Cola Enterprises	45,862		1,679,925
ConAgra Foods	73,325		2,593,505
Constellation Brands, Cl. A	27,123	[a]	1,338,520
Dean Foods	34,436	[a]	659,105
Dr. Pepper Snapple Group	35,584		1,737,567
General Mills	114,900		5,793,258
H.J. Heinz	56,625		4,100,782
Hershey	26,365		2,350,703
Hormel Foods	25,301		1,044,172

12

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
J.M. Smucker	18,779		1,938,556
Kellogg	43,571		2,833,858
Kraft Foods Group	104,852		5,398,829
Lorillard	68,063		2,919,222
McCormick & Co.	23,885		1,718,287
Mead Johnson Nutrition	35,637		2,889,804
Molson Coors Brewing, Cl. B	27,760		1,432,416
Mondelez International, Cl. A	315,346		9,917,632
Monster Beverage	26,656	[a]	1,503,398
PepsiCo	274,048		22,600,739
Philip Morris International	292,782		27,987,031
Reynolds American	56,564		2,682,265
Tyson Foods, Cl. A	49,245		1,212,904
			157,345,569
Health Care Equipment & Services—4.1%
Abbott Laboratories	278,544		10,283,844
Aetna	59,043		3,391,430
AmerisourceBergen	41,442		2,242,841
Baxter International	97,099		6,784,307
Becton Dickinson & Co.	34,191		3,224,211
Boston Scientific	243,582	[a]	1,824,429
C.R. Bard	13,683		1,359,543
Cardinal Health	61,461		2,717,805
CareFusion	39,802	[a]	1,330,979
Cerner	26,272	[a]	2,542,341
Cigna	51,060		3,378,640
Coventry Health Care	24,718		1,224,777
Covidien	83,526		5,332,300
DaVita HealthCare Partners	14,619	[a]	1,734,544
DENTSPLY International	24,840		1,051,974
Edwards Lifesciences	20,371	[a]	1,299,466
Express Scripts Holding	145,643	[a]	8,646,825
Humana	27,772		2,058,183
Intuitive Surgical	7,070	[a]	3,480,490
Laboratory Corp. of America Holdings	16,834	[a]	1,571,622
McKesson	41,802		4,423,488

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Medtronic	181,104		8,453,935
Patterson	15,412		584,885
Quest Diagnostics	28,543		1,607,827
St. Jude Medical	50,870		2,096,861
Stryker	51,099		3,351,072
Tenet Healthcare	19,011	[a]	862,339
UnitedHealth Group	181,805		10,895,574
Varian Medical Systems	20,036	[a]	1,305,145
WellPoint	53,709		3,916,460
Zimmer Holdings	30,386		2,323,010
			105,301,147
Household & Personal Products—2.4%
Avon Products	77,007		1,783,482
Clorox	23,250		2,005,312
Colgate-Palmolive	77,948		9,307,771
Estee Lauder, Cl. A	42,391		2,939,816
Kimberly-Clark	68,646		7,083,581
Procter & Gamble	485,513		37,272,833
			60,392,795
Insurance—4.2%
ACE	60,100		5,357,314
Aflac	82,974		4,517,105
Allstate	85,595		4,216,410
American International Group	261,825	[a]	10,844,791
Aon	54,935		3,315,327
Assurant	14,133		671,883
Berkshire Hathaway, Cl. B	324,147	[a]	34,463,309
Chubb	47,053		4,143,958
Cincinnati Financial	26,035		1,273,372
Genworth Financial, Cl. A	83,117	[a]	833,664
Hartford Financial Services Group	78,341		2,200,599
Lincoln National	49,946		1,698,663
Loews	54,392		2,429,691
Marsh & McLennan	96,269		3,659,185
MetLife	194,521		7,584,374
Principal Financial Group	48,175		1,739,117

14

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
Progressive	98,789		2,498,374
Prudential Financial	82,559		4,988,215
Torchmark	16,892		1,048,486
Travelers	66,875		5,711,794
Unum Group	49,809		1,389,173
XL Group	51,483		1,603,181
			106,187,985
Materials—3.4%
Air Products & Chemicals	37,229		3,237,434
Airgas	11,990		1,158,833
Alcoa	192,245		1,634,082
Allegheny Technologies	18,808		507,440
Ball	26,812		1,182,945
Bemis	17,582		691,852
CF Industries Holdings	11,059		2,062,614
Cliffs Natural Resources	26,122	[b]	557,443
Dow Chemical	215,499		7,307,571
E.I. du Pont de Nemours & Co.	167,184		9,113,200
Eastman Chemical	26,907		1,793,352
Ecolab	47,543		4,023,089
FMC	25,364		1,539,595
Freeport-McMoRan Copper & Gold	168,358		5,123,134
International Flavors & Fragrances	14,164		1,093,319
International Paper	77,314		3,632,212
LyondellBasell Industries, Cl. A	67,169		4,077,158
MeadWestvaco	30,975		1,068,018
Monsanto	95,382		10,188,705
Mosaic	50,146		3,088,492
Newmont Mining	87,851		2,846,372
Nucor	57,017		2,487,082
Owens-Illinois	30,119	[a]	791,527
PPG Industries	25,630		3,771,198
Praxair	52,886		6,044,870
Sealed Air	34,582		764,954
Sherwin-Williams	15,328		2,806,710
Sigma-Aldrich	21,630		1,702,065

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
United States Steel	26,106	[b]	464,687
Vulcan Materials	23,664		1,180,360
			85,940,313
Media—3.6%
Cablevision Systems (NY Group), Cl. A	40,411		600,507
CBS, Cl. B	103,428		4,734,934
Comcast, Cl. A	468,784		19,360,779
DIRECTV	102,301	[a]	5,786,145
Discovery Communications, Cl. A	43,667	[a]	3,441,833
Gannett	40,778		822,084
Interpublic Group of Cos	77,492		1,072,489
News Corp., Cl. A	354,723		10,985,771
Omnicom Group	46,870		2,801,420
Scripps Networks Interactive, Cl. A	15,343		1,021,537
Time Warner	165,761		9,909,193
Time Warner Cable	52,984		4,974,668
Viacom, Cl. B	80,519		5,152,411
Walt Disney	320,619		20,147,698
Washington Post, Cl. B	721	[b]	319,648
			91,131,117
Pharmaceuticals, Biotech &
Life Sciences—8.5%
AbbVie	281,996		12,985,916
Actavis	22,990	[a]	2,430,733
Agilent Technologies	62,883		2,605,872
Alexion Pharmaceuticals	34,152	[a]	3,346,896
Allergan	54,520		6,190,746
Amgen	132,837		13,842,944
Biogen Idec	41,936	[a]	9,181,048
Bristol-Myers Squibb	290,524		11,539,613
Celgene	74,230	[a]	8,764,336
Eli Lilly & Co.	177,045		9,804,752
Forest Laboratories	40,896	[a]	1,529,919
Gilead Sciences	270,178	[a]	13,681,814
Hospira	29,933	[a]	991,381
Johnson & Johnson	496,857		42,347,122

16

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Life Technologies	30,145	[a]	2,221,385
Merck & Co.	536,936		25,235,992
Mylan	70,955	[a]	2,065,500
PerkinElmer	20,343		623,513
Perrigo	15,446		1,844,407
Pfizer	1,277,731		37,143,640
Regeneron Pharmaceuticals	13,571	[a]	2,919,665
Thermo Fisher Scientific	63,220		5,100,590
Waters	15,374	[a]	1,420,558
			217,818,342
Real Estate—2.3%
American Tower	70,069	[c]	5,885,095
Apartment Investment & Management, Cl. A	26,808	[c]	833,997
AvalonBay Communities	20,256	[c]	2,694,858
Boston Properties	26,639	[c]	2,915,106
CBRE Group, Cl. A	53,752	[a]	1,301,873
Equity Residential	57,352	[c]	3,329,857
HCP	81,083	[c]	4,321,724
Health Care	46,302	[c]	3,471,261
Host Hotels & Resorts	127,297	[c]	2,325,716
Kimco Realty	73,713	[c]	1,752,895
Plum Creek Timber	28,023	[c]	1,444,305
Prologis	83,531	[c]	3,504,125
Public Storage	25,509	[c]	4,208,985
Simon Property Group	56,115	[c]	9,992,398
Ventas	51,526	[c]	4,103,015
Vornado Realty Trust	29,837	[c]	2,612,528
Weyerhaeuser	96,956	[c]	2,958,128
			57,655,866
Retailing—4.2%
Abercrombie & Fitch, Cl. A	14,039		695,773
Amazon.com	64,569	[a]	16,388,258
AutoNation	7,145	[a]	325,169
AutoZone	6,605	[a]	2,702,039
Bed Bath & Beyond	40,980	[a]	2,819,424

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Best Buy	49,614		1,289,468
CarMax	40,103	[a]	1,846,342
Dollar General	54,125	[a]	2,819,371
Dollar Tree	41,307	[a]	1,964,561
Expedia	16,642		929,289
Family Dollar Stores	17,934		1,100,610
GameStop, Cl. A	21,251	[b]	741,660
Gap	52,429		1,991,778
Genuine Parts	27,282		2,082,435
Home Depot	265,530		19,476,625
J.C. Penney	26,323	[a,b]	432,224
Kohl’s	37,935		1,785,221
L Brands	42,890		2,162,085
Lowe’s	198,938		7,643,198
Macy’s	70,613		3,149,340
Netflix	10,196	[a,b]	2,203,050
Nordstrom	27,456		1,553,735
O’Reilly Automotive	19,980	[a]	2,144,254
PetSmart	19,805		1,351,493
priceline.com	8,836	[a]	6,149,768
Ross Stores	39,059		2,580,628
Staples	122,100		1,616,604
Target	116,239		8,201,824
The TJX Companies	130,553		6,367,070
Tiffany & Co.	21,339		1,572,258
TripAdvisor	19,513	[a]	1,025,994
Urban Outfitters	19,231	[a]	796,933
			107,908,481
Semiconductors & Semiconductor
Equipment—2.0%
Advanced Micro Devices	110,175	[a,b]	310,694
Altera	57,845		1,851,618
Analog Devices	54,685		2,405,593
Applied Materials	211,234		3,065,005
Broadcom, Cl. A	93,593		3,369,348
First Solar	10,675	[a,b]	497,028

18

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Intel	878,388		21,037,393
KLA-Tencor	29,810		1,617,192
Lam Research	29,623	[a]	1,369,175
Linear Technology	40,484		1,477,666
LSI	100,482	[a]	657,152
Microchip Technology	33,824	[b]	1,231,870
Micron Technology	182,598	[a]	1,720,073
NVIDIA	110,722		1,524,642
Teradyne	35,007	[a]	575,515
Texas Instruments	198,022		7,170,377
Xilinx	46,090		1,747,272
			51,627,613
Software & Services—9.4%
Accenture, Cl. A	115,300		9,390,032
Adobe Systems	89,195	[a]	4,020,911
Akamai Technologies	30,772	[a]	1,351,199
Autodesk	41,049	[a]	1,616,510
Automatic Data Processing	85,887		5,783,631
BMC Software	23,636	[a]	1,074,965
CA	60,022		1,618,793
Citrix Systems	33,913	[a]	2,108,371
Cognizant Technology Solutions, Cl. A	53,977	[a]	3,497,710
Computer Sciences	26,846		1,257,735
eBay	207,780	[a]	10,885,594
Electronic Arts	54,599	[a]	961,488
Fidelity National Information Services	52,142		2,192,571
Fiserv	23,406	[a]	2,132,521
Google, Cl. A	47,461	[a]	39,134,917
International Business Machines	186,210		37,714,973
Intuit	49,819		2,971,205
MasterCard, Cl. A	18,726		10,354,167
Microsoft	1,339,901		44,350,723
Oracle	655,934		21,501,517
Paychex	58,642	[b]	2,135,155
Red Hat	35,282	[a]	1,691,066

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
SAIC	50,355	[b]	752,304
salesforce.com	96,292	[a]	3,958,564
Symantec	121,375	[a]	2,949,412
Teradata	30,339	[a]	1,549,413
Total System Services	28,103		663,793
VeriSign	28,054	[a]	1,292,448
Visa, Cl. A	91,554		15,423,187
Western Union	102,301		1,515,078
Yahoo!	174,264	[a]	4,309,549
			240,159,502
Technology Hardware & Equipment—6.3%
Amphenol, Cl. A	28,894		2,182,075
Apple	166,967		73,924,639
Cisco Systems	947,003		19,811,303
Corning	259,674		3,765,273
Dell	257,696		3,453,126
EMC	375,861	[a]	8,430,562
F5 Networks	13,854	[a]	1,058,861
FLIR Systems	25,374		616,842
Harris	19,507		901,223
Hewlett-Packard	348,554		7,180,212
Jabil Circuit	32,358		575,972
JDS Uniphase	40,459	[a]	546,196
Juniper Networks	92,709	[a]	1,534,334
Molex	25,992	[b]	716,599
Motorola Solutions	48,624		2,781,293
NetApp	64,065	[a]	2,235,228
QUALCOMM	305,164		18,804,206
SanDisk	43,445	[a]	2,278,256
Seagate Technology	57,330	[b]	2,104,011
TE Connectivity	75,600		3,292,380
Western Digital	37,939		2,097,268
Xerox	219,890		1,886,656
			160,176,515

20

Common Stocks (continued)	Shares		Value ($)
Telecommunication Services—3.0%
AT&T	976,027		36,561,971
CenturyLink	110,317	[b]	4,144,610
Crown Castle International	52,941	[a]	4,076,457
Frontier Communications	184,604	[b]	767,953
Sprint Nextel	530,323	[a]	3,738,777
Verizon Communications	507,814		27,376,253
Windstream	106,795	[b]	909,893
			77,575,914
Transportation—1.7%
C.H. Robinson Worldwide	29,405		1,746,363
CSX	180,347		4,434,733
Expeditors International of Washington	38,012		1,365,771
FedEx	51,756		4,865,582
Norfolk Southern	56,441		4,369,662
Ryder System	9,785		568,215
Southwest Airlines	132,827		1,819,730
Union Pacific	83,265		12,319,889
United Parcel Service, Cl. B	127,678		10,959,880
			42,449,825
Utilities—3.6%
AES	108,632		1,505,640
AGL Resources	21,260		932,251
Ameren	44,379		1,608,739
American Electric Power	85,842		4,414,854
CenterPoint Energy	76,447		1,886,712
CMS Energy	48,846		1,462,449
Consolidated Edison	51,773		3,295,351
Dominion Resources	103,116		6,360,195
DTE Energy	30,234		2,203,454
Duke Energy	126,115		9,483,848
Edison International	58,838		3,165,484
Entergy	31,245		2,225,581
Exelon	151,261		5,673,800
FirstEnergy	73,944		3,445,790

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Utilities (continued)
Integrys Energy Group	13,486		830,198
NextEra Energy	74,959		6,148,887
NiSource	55,163		1,695,159
Northeast Utilities	55,335		2,508,336
NRG Energy	58,519		1,630,925
ONEOK	36,024		1,850,193
Pepco Holdings	42,315		956,319
PG&E	78,384		3,796,921
Pinnacle West Capital	20,017		1,219,035
PPL	102,668		3,427,058
Public Service Enterprise Group	89,128		3,262,976
SCANA	24,197		1,311,477
Sempra Energy	39,726		3,291,299
Southern	155,244		7,487,418
TECO Energy	37,265		712,879
Wisconsin Energy	41,299		1,855,977
Xcel Energy	86,034		2,735,021
			92,384,226
Total Common Stocks
(cost $1,240,160,918)			2,534,102,174
	Principal
Short-Term Investments—.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.09%, 6/13/13
(cost $769,921)	770,000	[d]	769,984

Other Investment—.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,061,565)	14,061,565	[e]	14,061,565

22

Investment of Cash Collateral
for Securities Loaned—.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $16,703,278)	16,703,278 [e]	16,703,278
Total Investments (cost $1,271,695,682)	100.7%	2,565,637,001
Liabilities, Less Cash and Receivables	(.7%)	(18,137,642)
Net Assets	100.0%	2,547,499,359

a Non-income producing security.
b Security, or portion thereof, on loan.At April 30, 2013, the value of the fund’s securities on loan was $20,088,705 and the value of the collateral held by the fund was $20,522,879, consisting of cash collateral of $16,703,278 and
U.S. Government & Agency securities valued at $3,819,601.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Energy	10.6	Telecommunication Services	3.0
Software & Services	9.4	Banks	2.8
Pharmaceuticals,		Food & Staples Retailing	2.4
Biotech & Life Sciences	8.5	Household & Personal Products	2.4
Capital Goods	7.5	Real Estate	2.3
Diversified Financials	6.7	Semiconductors &
Technology Hardware & Equipment	6.3	Semiconductor Equipment	2.0
Food, Beverage & Tobacco	6.2	Consumer Services	1.9
Insurance	4.2	Transportation	1.7
Retailing	4.2	Consumer Durables & Apparel	1.2
Health Care Equipment & Services	4.1	Short-Term/Money Market Investments	1.2
Media	3.6	Automobiles & Components	.8
Utilities	3.6	Commercial & Professional Services	.7
Materials	3.4		100.7

† Based on net assets.
See notes to financial statements.

The Fund 23

STATEMENT OF FINANCIAL FUTURES

April 30, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2013	($)
Financial Futures Long
Standard & Poor’s 500 E-mini	181	14,409,410	June 2013	193,415

See notes to financial statements.

24

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $20,088,705)—Notes 1(b):
Unaffiliated issuers	1,240,930,839	2,534,872,158
Affiliated issuers	30,764,843	30,764,843
Cash		1,963,099
Dividends and securities lending income receivable		2,309,591
Receivable for shares of Common Stock subscribed		1,053,885
Receivable for investment securities sold		689,762
Receivable for futures variation margin—Note 4		40,271
		2,571,693,609
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3 (b)		962,371
Liability for securities on loan—Note 1(b)		16,703,278
Payable for shares of Common Stock redeemed		3,600,946
Payable for investment securities purchased		2,919,655
Accrued expenses		8,000
		24,194,250
Net Assets ($)		2,547,499,359
Composition of Net Assets ($):
Paid-in capital		1,270,704,544
Accumulated undistributed investment income—net		12,132,062
Accumulated net realized gain (loss) on investments		(29,471,981)
Accumulated net unrealized appreciation (depreciation)
on investments (including $193,415 net unrealized
appreciation on financial futures)		1,294,134,734
Net Assets ($)		2,547,499,359
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		58,911,901
Net Asset Value, offering and redemption price per share ($)		43.24

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $30,088 foreign taxes withheld at source):
Unaffiliated issuers	28,442,120
Affiliated issuers	11,075
Income from securities lending—Note 1(b)	89,919
Interest	108
Total Income	28,543,222
Expenses:
Management fee—Note 3(a)	2,988,870
Shareholder servicing costs—Note 3(b)	2,988,870
Directors’ fees —Note 3(a,c)	133,899
Loan commitment fees—Note 2	9,098
Interest expense—Note 2	78
Total Expenses	6,120,815
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(133,899)
Net Expenses	5,986,916
Investment Income—Net	22,556,306
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	19,498,582
Net realized gain (loss) on financial futures	2,620,651
Net Realized Gain (Loss)	22,119,233
Net unrealized appreciation (depreciation) on investments	275,826,104
Net unrealized appreciation (depreciation) on financial futures	573,406
Net Unrealized Appreciation (Depreciation)	276,399,510
Net Realized and Unrealized Gain (Loss) on Investments	298,518,743
Net Increase in Net Assets Resulting from Operations	321,075,049

See notes to financial statements.

26

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Operations ($):
Investment income—net	22,556,306	39,361,595
Net realized gain (loss) on investments	22,119,233	34,144,991
Net unrealized appreciation
(depreciation) on investments	276,399,510	241,671,231
Net Increase (Decrease) in Net Assets
Resulting from Operations	321,075,049	315,177,817
Dividends to Shareholders from ($):
Investment income—net	(41,840,455)	(35,011,268)
Net realized gain on investments	(32,223,101)	(13,904,370)
Total Dividends	(74,063,556)	(48,915,638)
Capital Stock Transactions ($):
Net proceeds from shares sold	300,854,741	489,324,679
Dividends reinvested	72,174,741	47,707,705
Cost of shares redeemed	(399,442,594)	(706,917,641)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(26,413,112)	(169,885,257)
Total Increase (Decrease) in Net Assets	220,598,381	96,376,922
Net Assets ($):
Beginning of Period	2,326,900,978	2,230,524,056
End of Period	2,547,499,359	2,326,900,978
Undistributed investment income—net	12,132,062	31,416,211
Capital Share Transactions (Shares):
Shares sold	7,421,091	13,183,860
Shares issued for dividends reinvested	1,889,752	1,396,382
Shares redeemed	(9,868,880)	(19,030,487)
Net Increase (Decrease) in Shares Outstanding	(558,037)	(4,450,245)

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2013				Year Ended October 31,
(Unaudited)			2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	39.13		34.90	33.62	29.45	27.66	44.18
Investment Operations:
Investment income—net[a]	.38		.63	.55	.49	.53	.66
Net realized and
unrealized gain (loss)
on investments	4.99		4.38	2.00	4.19	1.93	(16.51)
Total from
Investment Operations	5.37		5.01	2.55	4.68	2.46	(15.85)
Distributions:
Dividends from
investment income—net	(.71)		(.56)	(.51)	(.51)	(.67)	(.67)
Dividends from net realized
gain on investments	(.55)		(.22)	(.76)	—	—	—
Total Distributions	(1.26)		(.78)	(1.27)	(.51)	(.67)	(.67)
Net asset value,
end of period	43.24		39.13	34.90	33.62	29.45	27.66
Total Return (%)	14.15	[b]	14.67	7.61	16.02	9.42	(36.38)
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51	[c]	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50	[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets	1.89	[c]	1.71	1.55	1.55	2.06	1.77
Portfolio Turnover Rate	1.06	[b]	3.20	3.38	5.45	4.36	4.95
Net Assets,
end of period
($ x 1,000)	2,547,499		2,326,901	2,230,524	2,327,872	2,238,885	2,090,178

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s® 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

30

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	2,531,739,890	—	—	2,531,739,890
Equity Securities—
Foreign Common
Stocks†	2,362,284	—	—	2,362,284
Mutual Funds	30,764,843	—	—	30,764,843

32

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
U.S. Treasury	—	769,984	—	769,984
Other Financial
Instruments:
Financial Futures††	193,415	—	—	193,415

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities in a timely manner. During the period ended April 30, 2013, The Bank of NewYork Mellon earned $38,537 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2012($)	Purchases ($)	Sales ($)	4/30/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	12,331,059	137,439,335	135,708,829	14,061,565.5
Dreyfus
Institutional
Cash
Advantage
Fund	14,944,677	77,399,195	75,640,594	16,703,278.7
Total	27,275,736	214,838,530	211,349,423	30,764,843	1.2

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

34

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2012 was as follows: ordinary income $38,184,950 and long-term capital gains $10,730,688.The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities.ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2013 was approximately $13,800 with a related weighted average annualized interest rate of 1.15%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses.The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended April 30, 2013, fees reimbursed by the Manager amounted to $133,899.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other indus-

36

try professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2013, the fund was charged $2,988,870 pursuant to the Shareholder Services Plan.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $516,714 and Shareholder Services Plan fees $516,714, which are offset against an expense reimbursement currently in effect in the amount of $71,057.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2013, amounted to $25,249,243 and $98,977,105, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2013 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clear-inghouse guarantees the financial futures against default. Financial futures open at April 30, 2013 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2013:

Average Market Value ($)
Equity financial futures	27,490,572

At April 30, 2013, accumulated net unrealized appreciation on investments was $1,293,941,319, consisting of $1,369,210,557 gross unrealized appreciation and $75,269,238 gross unrealized depreciation.

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”).The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share.The LBO was closed in a two step transaction with shares being repurchased by Tribune in a tender offer in June 2007 (“Step One”) and in a go-private merger in December 2007 (“Step Two”). In 2008, approximately one year after the LBO was concluded,Tribune filed for bankruptcy protection under Chapter 11.Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in var-

38

ious courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims. These cases have been consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On March 27, 2013, the Tribune MDL was reassigned from Judge William H. Pauley to Judge Richard J. Sullivan. No explanation was given for the reassignment.

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the Tribune MDL (The Official Committee of Unsecured Creditors ofTribune Co. v. FitzSimons, et al., formerly Bankr. D. Del.Adv. Pro. No. 10-54010 (KJC) and now S.D.N.Y. No. 12-cv-2652 (RJS)).The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee seeks recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange.There are 35 other counts in the Fourth Amended Complaint that do not relate to claims against Shareholder Defendants, but instead are brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case. On May 17, 2013, the plaintiff requested permission from the Court to file a Fifth Amended Complaint and sub-

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

mitted the proposed complaint (with revised exhibits) to the Court.The proposed Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but does not change the legal basis for the claim against the Shareholder Defendants.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL. Oral argument on the motion to dismiss was held on May 23, 2013. If successful, the motion would dismiss nearly 50 cases in the Tribune MDL in full, but not the FitzSimons case.

Per order of the Court, the FitzSimons case remains stayed until a decision is rendered on the motion to dismiss the other cases in the Tribune MDL. No response to the Fourth Amended Complaint is currently required.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

40

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the median and ranked in the fourth quartile in the Performance Group in all periods and was generally approximately at or above the Performance Universe median for the various periods. Dreyfus representatives noted the narrow spreads of the performance results of the funds in the Performance Group. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking

42

into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians (the actual management fee was the highest in the Expense Group).

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

44

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 45

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
27	Statement of Financial Futures
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
42	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Smallcap Stock Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Smallcap Stock Index Fund, covering the six-month period from November 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stocks generally rallied throughout the reporting period, with some major market indices setting new records in the spring of 2013 in response to improving economic conditions. By the reporting period’s end, the U.S. unemployment rate had fallen to its lowest level in four years, housing markets showed signs of sustainable recovery, and macroeconomic concerns seemed to ease in Europe, Japan and the emerging markets. Many analysts attributed these long-awaited economic gains to the aggressively accommodative monetary policies adopted by central banks worldwide, including the Federal Reserve Board.

Our chief economist currently expects the global and U.S. economic recoveries to persist at a choppy and moderate pace over the next several months, but sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in the global march toward better economic conditions, while Europe’s recovery from recession likely will be sluggish as regional policymakers work to resolve a persistent financial crisis. As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2012, through April 30, 2013, as provided by Thomas J. Durante, Richard A. Brown and Karen Q.Wong, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2013, Dreyfus Smallcap Stock Index Fund produced a total return of 16.14%.1 In comparison, the Standard & Poor’s SmallCap 600® Index (“S&P 600 Index”), the fund’s benchmark, produced a 16.35% total return for the same period.2,3

Small-cap stocks generally rallied over the reporting period when investors responded positively to improving economic indicators as the gradual recovery from recession continued. The difference in return between the fund and the S&P 600 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 600 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index.The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 600 Index.

Waning Global Macroeconomic Concerns Lifted U.S. Stocks

A sustained stock market rally began in the weeks prior to the reporting period when various macroeconomic concerns failed to materialize. Instead, investors responded positively to gradually improving U.S. employment and housing market trends, which were sparked in part by the Federal Reserve Board’s aggressively accommodative monetary policy, including historically low short-term interest rates and an open-ended quantitative easing program involving monthly purchases of $40 billion of U.S. government securities.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

In addition, investors were encouraged by overseas developments, such as a new quantitative easing program from the European Central Bank that appeared to forestall a more severe banking crisis in the region, expectations that new government leadership in China might adopt policies more conducive to stronger regional growth, and actions by a new Japanese government that sought to address longstanding economic stagnation and deflationary pressures. Nonetheless, the global and domestic economies expanded at relatively sluggish rates during the reporting period amid slackening demand from the emerging markets for energy and construction materials.

The S&P 600 Index lost some ground in late 2012 when investors worried about automatic tax hikes and spending cuts scheduled for the start of 2013, but last-minute legislation to address the increases enabled the rally to resume. Gradually improving global economic data and continued corporate earnings strength helped support further stock market advances over the first four months of 2013. Small-cap stocks produced higher returns than their large-cap counterparts, on average, during the reporting period.

Financial Stocks Led the Small-Cap Stock Market Higher

The financials sector led the S&P 600 Index’s advance when income-oriented investors in a low interest-rate environment sought competitive dividend yields from real estate investment trusts (“REITs”). Office REITs also benefited from higher demand and rising rents for commercial space, while residential housing REITs saw increased demand for rental properties. Commercial banks gained value due to rising mortgage volumes in a recovering housing market, and insurance companies fared well in an environment of relatively modest claims, improved pricing power, and better investment returns.

In the consumer discretionary sector, restaurants saw improved casual dining trends as consumers grew more confident in the economic recovery. Apparel retailers also did well, especially those selling popular teen fashions.The information technology sector was buoyed by intensifying demand for data management products from governments, banks and telecommunications service providers, a trend that particularly benefited

4

software developers. Small-cap videogame developers also posted strong gains for the reporting period. Among industrial companies, machinery producers and providers of commercial services encountered greater demand due to the success of energy companies’ drilling activities in North American shale formations.

Although disappointments during the reporting period proved relatively mild, the telecommunications services sector suffered from the high cost of infrastructure upgrades and greater competition from large-cap providers of telephone and data services.The energy sector produced widely disparate returns, as natural gas producers gained substantial value but offshore oil drillers declined sharply. In addition, steelmakers and iron ore producers lagged market averages amid sluggish demand.

A Constructive Outlook for Small-Cap Stocks

We have been encouraged by recent evidence of sustained domestic and global growth, which has the potential to fuel further gains in U.S. equity markets.As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small-cap companies often experience sharper price fluctuations than stocks of larger-cap companies.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®” and “S&P SmallCap 600®” are registered trademarks of Standard & Poor’s
Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, endorsed, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

Expenses paid per $1,000†	$2.68
Ending value (after expenses)	$1,161.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2013 (Unaudited)

Common Stocks—98.6%	Shares		Value ($)
Automobiles & Components—.6%
Dorman Products	59,799		2,256,814
Drew Industries	47,104		1,700,454
Spartan Motors	35,411		188,387
Standard Motor Products	53,229		1,630,937
Superior Industries International	64,277		1,180,126
Winnebago Industries	70,269	[a]	1,287,328
			8,244,046
Banks—7.2%
Bank Mutual	87,389		452,675
Bank of the Ozarks	58,723		2,403,532
Banner	54,589		1,783,423
BBCN Bancorp	175,069		2,254,889
Boston Private Financial Holdings	230,533		2,222,338
Brookline Bancorp	113,239		951,208
City Holding	34,277	[b]	1,308,696
Columbia Banking System	122,736		2,635,142
Community Bank System	76,294	[b]	2,185,060
CVB Financial	196,482		2,135,759
Dime Community Bancshares	39,459		563,080
F.N.B	319,109		3,634,652
First BanCorp	187,677	[a,b]	1,109,171
First Commonwealth Financial	238,126		1,702,601
First Financial Bancorp	128,613		1,976,782
First Financial Bankshares	60,065	[b]	2,967,812
First Midwest Bancorp	183,276		2,300,114
Glacier Bancorp	169,413		3,125,670
Hanmi Financial	92,913	[a]	1,433,648
Home Bancshares	64,973		2,580,728
Independent Bank	38,275		1,188,056
MB Financial	123,274		3,052,264
National Penn Bancshares	321,669		3,149,140
NBT Bankcorp	97,505		1,974,476
Northwest Bancshares	201,643		2,470,127
Old National Bancorp	254,066		3,094,524
Oritani Financial	108,114		1,672,524
PacWest Bancorp	81,722	[b]	2,266,151

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Banks (continued)
Pinnacle Financial Partners	86,674	[a]	2,103,578
PrivateBancorp	159,453		3,058,309
Provident Financial Services	109,159		1,673,407
S&T Bancorp	47,540	[b]	897,080
Simmons First National, Cl. A	35,400		868,008
Sterling Bancorp	64,976		732,929
Susquehanna Bancshares	466,220		5,440,787
Texas Capital Bancshares	96,996	[a]	4,040,853
Tompkins Financial	15,787		659,897
TrustCo Bank	164,888		883,800
UMB Financial	77,660		3,909,404
Umpqua Holdings	299,725		3,596,700
United Bankshares	92,268	[b]	2,335,303
United Community Banks	95,543	[a]	1,046,196
ViewPoint Financial Group	97,301		1,811,745
Wilshire Bancorp	207,156	[a]	1,323,727
Wintrust Financial	89,193		3,198,461
			96,174,426
Capital Goods—10.0%
A.O. Smith	96,721		7,295,665
AAON	60,250		1,711,702
AAR	119,535		2,134,895
Actuant, Cl. A	175,285		5,486,420
Aegion	91,284	[a]	1,922,441
Aerovironment	21,883	[a]	423,655
Albany International, Cl. A	64,852		1,883,951
American Science & Engineering	18,822		1,213,643
Apogee Enterprises	54,538		1,389,628
Applied Industrial Technologies	88,667		3,746,181
Astec Industries	36,227		1,189,332
AZZ	61,029		2,580,916
Barnes Group	101,886		2,829,374
Belden	102,765		5,078,646
Brady, Cl. A	111,396		3,774,096
Briggs & Stratton	132,538	[b]	2,980,780
CIRCOR International	36,637		1,734,029

8

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Comfort Systems USA	93,971		1,205,648
Cubic	28,093		1,207,156
Curtiss-Wright	103,890		3,411,748
Dycom Industries	79,666	[a]	1,539,147
EMCOR Group	156,695		5,860,393
Encore Wire	45,434		1,487,963
EnerSys	120,665	[a]	5,531,284
Engility Holdings	36,581	[a]	876,481
EnPro Industries	40,223	[a]	1,982,189
ESCO Technologies	65,163		2,343,913
Federal Signal	209,012	[a]	1,621,933
Franklin Electric	77,708		2,515,408
GenCorp	108,256	[a,b]	1,414,906
Gibraltar Industries	67,653	[a]	1,265,111
Griffon	71,506		736,512
II-VI	127,756	[a]	1,976,385
John Bean Technologies	86,017		1,783,993
Kaman	67,239		2,272,006
Kaydon	91,915		2,191,254
Lindsay	35,847	[b]	2,753,767
Lydall	70,360	[a]	1,008,962
Moog, Cl. A	105,281	[a]	4,865,035
Mueller Industries	70,843		3,668,251
National Presto Industries	12,094		907,050
NCI Building Systems	31,774	[a]	543,971
Orbital Sciences	130,844	[a]	2,357,809
Orion Marine Group	23,200	[a]	212,512
Powell Industries	13,551	[a]	667,251
Quanex Building Products	61,382		998,685
Simpson Manufacturing	90,202		2,592,405
Standex International	31,641		1,673,809
Teledyne Technologies	81,503	[a]	6,117,615
Tennant	50,533		2,416,488
Titan International	117,588	[b]	2,623,388
Toro	145,879		6,566,014
Universal Forest Products	34,644		1,337,258

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Vicor	37,801	[a]	202,991
Watts Water Technologies, Cl. A	72,564		3,414,862
			133,526,907
Commercial & Professional Services—3.0%
ABM Industries	99,641		2,246,905
CDI	31,718		497,021
Consolidated Graphics	27,207	[a]	970,474
Dolan	82,924	[a]	143,459
Exponent	29,920		1,576,784
G&K Services, Cl. A	42,098		1,978,185
Healthcare Services Group	175,572		3,913,500
Heidrick & Struggles International	26,409		349,127
Insperity	60,207		1,663,519
Interface	131,452		2,200,506
Kelly Services, Cl. A	48,724		829,282
Korn/Ferry International	113,860	[a]	1,884,383
Mobile Mini	78,203	[a]	2,199,850
Navigant Consulting	127,617	[a]	1,573,518
On Assignment	82,007	[a]	1,990,310
Resources Connection	115,642		1,313,693
Tetra Tech	140,882	[a]	3,703,788
TrueBlue	93,298	[a]	1,933,135
UniFirst	39,688		3,613,592
United Stationers	107,020		3,474,939
Viad	58,580		1,526,009
			39,581,979
Consumer Durables & Apparel—5.1%
American Greetings, Cl. A	79,720		1,470,037
Arctic Cat	35,248	[a]	1,585,808
Blyth	25,232	[b]	415,823
Brunswick	223,726		7,083,165
Callaway Golf	106,324		712,371
Crocs	212,774	[a]	3,408,639
Ethan Allen Interiors	58,758	[b]	1,720,434
Fifth & Pacific	258,254	[a]	5,325,197
Helen of Troy	63,454	[a]	2,213,276

10

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel (continued)
Iconix Brand Group	167,367	[a]	4,795,065
iRobot	49,862	[a,b]	1,450,486
JAKKS Pacific	54,153	[b]	590,809
K-Swiss, Cl. A	54,876	[a]	260,112
La-Z-Boy	118,817		2,145,835
M/I Homes	54,028	[a]	1,329,089
Maidenform Brands	51,560	[a]	928,080
Meritage Homes	72,958	[a]	3,559,621
Movado Group	40,592		1,227,502
Oxford Industries	27,571		1,630,273
Perry Ellis International	53,080		932,616
Quiksilver	260,815	[a]	1,755,285
Ryland Group	110,633	[b]	4,985,123
Skechers USA, Cl. A	88,944	[a]	1,848,256
Standard Pacific	252,559	[a,b]	2,285,659
Steven Madden	95,028	[a]	4,621,212
Sturm Ruger & Co.	52,584	[b]	2,695,982
True Religion Apparel	54,815		1,483,294
Universal Electronics	49,545	[a]	1,138,544
Wolverine World Wide	106,946	[b]	5,108,810
			68,706,403
Consumer Services—4.1%
American Public Education	45,192	[a,b]	1,515,288
Biglari Holdings	2,550	[a]	987,564
BJ’s Restaurants	43,703	[a]	1,499,013
Boyd Gaming	105,954	[a,b]	1,271,448
Buffalo Wild Wings	38,719	[a]	3,484,710
Capella Education	35,639	[a]	1,262,333
Career Education	106,256	[a]	232,701
CEC Entertainment	46,341		1,546,399
Coinstar	72,650	[a,b]	3,836,646
Corinthian Colleges	192,110	[a]	384,220
Cracker Barrel Old Country Store	52,634		4,354,937
DineEquity	31,722		2,259,875
Hillenbrand	127,166		3,195,682
Interval Leisure Group	79,095		1,507,551

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
ITT Educational Services	34,497	[a,b]	631,640
Jack in the Box	113,723	[a]	4,076,970
Lincoln Educational Services	24,106		134,270
Marcus	72,399		929,603
Marriott Vacations Worldwide	76,257	[a]	3,468,168
Monarch Casino & Resort	17,578	[a]	226,229
Multimedia Games Holding Company	75,051	[a]	1,850,758
Papa John’s International	40,474	[a]	2,549,862
Pinnacle Entertainment	125,924	[a]	2,400,111
Red Robin Gourmet Burgers	35,991	[a]	1,740,885
Ruby Tuesday	146,894	[a]	1,416,058
Ruth’s Hospitality Group	79,602	[a]	788,856
SHFL Entertainment	130,832	[a]	2,067,146
Sonic	157,231	[a]	1,970,104
Texas Roadhouse	134,797		3,167,730
Universal Technical Institute	10,571		125,478
			54,882,235
Diversified Financials—3.2%
Calamos Asset Management, Cl. A	45,930		521,305
Cash America International	72,679		3,170,985
Encore Capital Group	55,264	[a,b]	1,574,471
EZCORP, Cl. A	105,630	[a]	1,785,147
Financial Engines	91,572	[b]	3,330,474
First Cash Financial Services	61,709	[a]	3,176,162
HFF, Cl. A	66,453		1,392,190
Interactive Brokers Group, Cl. A	108,033		1,626,977
Investment Technology Group	89,578	[a]	975,504
MarketAxess Holdings	91,101		3,855,394
Piper Jaffray	37,502	[a]	1,266,068
Portfolio Recovery Associates	41,669	[a]	5,114,870
Prospect Capital	419,237		4,624,184
Stifel Financial	128,917	[a,b]	4,153,706
Taylor Capital Group	33,508		490,892
Virtus Investment Partners	13,823	[a]	2,640,193
World Acceptance	34,703	[a,b]	3,083,709
			42,782,231

12

Common Stocks (continued)	Shares		Value ($)
Energy—4.4%
Approach Resources	67,605	[a,b]	1,603,591
Basic Energy Services	61,478	[a,b]	844,093
Bristow Group	89,362		5,647,678
C&J Energy Services	98,461	[a,b]	1,948,543
Carrizo Oil & Gas	81,166	[a]	1,965,841
Cloud Peak Energy	119,826	[a]	2,341,400
Comstock Resources	93,671	[a]	1,466,888
Contango Oil & Gas	36,102		1,358,157
ERA Group	41,856	[a]	956,410
Exterran Holdings	166,673	[a]	4,403,501
Geospace Technologies	29,754	[a]	2,510,345
Gulf Island Fabrication	30,108		619,020
Gulfport Energy	149,357	[a]	7,794,942
Hornbeck Offshore Services	67,427	[a]	3,028,821
ION Geophysical	304,714	[a]	1,901,415
Lufkin Industries	72,086		6,364,473
Matrix Service	65,606	[a]	986,058
PDC Energy	61,453	[a]	2,660,915
Penn Virginia	224,778	[b]	905,855
PetroQuest Energy	105,144	[a]	450,016
Pioneer Energy Services	109,026	[a]	768,633
SEACOR Holdings	47,740	[b]	3,442,531
Stone Energy	120,285	[a]	2,373,223
Swift Energy	97,977	[a,b]	1,267,822
TETRA Technologies	199,559	[a]	1,821,974
			59,432,145
Food & Staples Retailing—.6%
Andersons	33,027		1,800,632
Casey’s General Stores	81,824		4,738,428
Nash Finch	28,940		594,717
Spartan Stores	55,528		931,760
			8,065,537
Food, Beverage & Tobacco—2.7%
Alliance One International	258,402	[a]	969,007
B&G Foods	122,199		3,771,061
Boston Beer, Cl. A	17,053	[a,b]	2,887,414

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Cal-Maine Foods	33,520		1,430,634
Calavo Growers	25,423	[b]	720,996
Darling International	268,335	[a]	4,966,881
Diamond Foods	31,462	[a,b]	474,447
Hain Celestial Group	101,326	[a,b]	6,611,522
J&J Snack Foods	31,246		2,344,075
Sanderson Farms	55,345	[b]	3,390,435
Seneca Foods, Cl. A	29,451	[a]	959,808
Snyders-Lance	94,971		2,391,370
TreeHouse Foods	78,580	[a]	5,006,332
			35,923,982
Health Care Equipment & Services—7.0%
Abaxis	43,744		1,867,431
ABIOMED	95,294	[a,b]	1,760,080
Air Methods	76,364		2,794,159
Align Technology	154,827	[a,b]	5,127,870
Almost Family	13,758		271,583
Amedisys	52,896	[a,b]	531,076
AMN Healthcare Services	124,131	[a]	1,704,319
AmSurg	78,542	[a]	2,635,870
Analogic	32,662		2,595,976
Bio-Reference Labs	71,187	[a,b]	1,815,268
Cantel Medical	50,595		1,599,308
Centene	119,641	[a]	5,527,414
Chemed	47,576		3,883,153
Computer Programs & Systems	22,312		1,170,488
CONMED	75,174		2,355,201
CorVel	18,192	[a]	863,574
Cross Country Healthcare	47,524	[a]	237,620
CryoLife	117,742		706,452
Cyberonics	62,683	[a]	2,721,696
Ensign Group	29,196		1,018,065
Gentiva Health Services	61,437	[a]	644,474
Greatbatch	53,487	[a]	1,494,427
Haemonetics	108,731	[a]	4,186,144
Hanger	67,804	[a]	2,060,564

14

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
HealthStream	44,056	[a]	1,011,526
Healthways	54,376	[a]	755,283
ICU Medical	35,669	[a]	2,149,057
Integra LifeSciences Holdings	51,539	[a]	1,805,411
Invacare	80,274		1,079,685
IPC The Hospitalist	28,880	[a]	1,317,506
Kindred Healthcare	103,956	[a]	1,090,498
Landauer	14,214	[b]	794,136
LHC Group	45,193	[a]	981,592
Magellan Health Services	71,139	[a]	3,639,471
Medidata Solutions	44,502	[a]	2,953,153
Meridian Bioscience	116,661	[b]	2,367,052
Merit Medical Systems	61,074	[a]	590,586
Molina Healthcare	76,388	[a]	2,536,082
MWI Veterinary Supply	24,949	[a]	2,936,747
Natus Medical	61,408	[a]	768,214
Neogen	47,199	[a]	2,399,125
NuVasive	120,649	[a]	2,530,010
Omnicell	75,893	[a]	1,367,592
Palomar Medical Technologies	19,471	[a]	263,832
PharMerica	87,688	[a]	1,130,298
Quality Systems	84,599		1,511,784
SurModics	45,127	[a]	1,193,609
Symmetry Medical	124,679	[a]	1,486,174
West Pharmaceutical Services	75,710		4,834,841
			93,065,476
Household & Personal Products—.6%
Central Garden & Pet, Cl. A	124,624	[a]	1,096,691
Inter Parfums	53,392		1,546,766
Medifast	47,924	[a]	1,255,609
Prestige Brands Holdings	103,255	[a]	2,782,722
WD-40	35,334		1,905,563
			8,587,351
Insurance—2.2%
AMERISAFE	38,602		1,260,741
eHealth	45,556	[a]	953,943

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
Employers Holdings	72,251		1,636,485
Horace Mann Educators	90,463		2,039,941
Infinity Property & Casualty	19,516		1,107,338
Meadowbrook Insurance Group	114,665		892,094
National Financial Partners	92,346	[a]	2,340,048
Navigators Group	27,164	[a]	1,572,252
ProAssurance	137,266		6,724,661
RLI	34,089		2,449,295
Safety Insurance Group	24,293		1,206,633
Selective Insurance Group	112,195		2,628,729
Stewart Information Services	63,879		1,729,205
Tower Group International	87,602		1,657,430
United Fire Group	65,070		1,819,357
			30,018,152
Materials—5.9%
A. Schulman	69,849		1,813,979
A.M. Castle & Co.	15,892	[a,b]	275,249
AK Steel Holding	285,202	[b]	955,427
AMCOL International	74,886		2,304,242
American Vanguard	69,461		2,003,255
Balchem	59,466		2,577,256
Buckeye Technologies	89,038		3,346,938
Calgon Carbon	114,021	[a]	1,942,918
Century Aluminum	127,164	[a]	1,037,658
Clearwater Paper	47,598	[a]	2,190,460
Deltic Timber	26,354		1,646,598
Glatfelter	100,670		2,416,080
Globe Specialty Metals	156,308		2,041,382
H.B. Fuller	105,638		4,003,680
Hawkins	19,754		734,651
Haynes International	24,753		1,203,243
Headwaters	169,779	[a]	1,843,800
Innophos Holdings	53,895		2,765,352
Kaiser Aluminum	46,936		2,956,968
KapStone Paper and Packaging	90,501		2,677,020
Koppers Holdings	48,875		2,146,101

16

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Kraton Performance Polymers	79,790	[a]	1,812,031
LSB Industries	46,021	[a]	1,503,046
Materion	52,121		1,380,685
Myers Industries	93,098		1,379,712
Neenah Paper	43,859		1,261,385
Olympic Steel	22,802		456,040
OM Group	76,378	[a]	1,868,970
PolyOne	244,090		5,499,348
Quaker Chemical	31,877		1,967,448
RTI International Metals	64,780	[a]	1,879,916
Schweitzer-Mauduit International	85,722		3,453,739
Stepan	37,310		2,124,431
Stillwater Mining	265,286	[a,b]	3,300,158
SunCoke Energy	194,125	[a]	2,937,111
Texas Industries	43,089	[a,b]	2,743,908
Tredegar	46,188		1,367,165
Wausau Paper	79,155		805,798
Zep	31,674		481,445
			79,104,593
Media—.8%
Arbitron	72,557		3,387,686
Digital Generation	40,838	[a,b]	273,615
E.W. Scripps, Cl. A	99,885	[a]	1,387,403
Harte-Hanks	109,263		866,456
Live Nation	329,170	[a]	4,157,417
			10,072,577
Pharmaceuticals, Biotech &
Life Sciences—3.5%
Acorda Therapeutics	84,722	[a]	3,352,450
Affymetrix	142,851	[a,b]	519,978
Akorn	160,386	[a]	2,413,809
ArQule	98,879	[a]	291,693
Cambrex	105,333	[a]	1,315,609
Cubist Pharmaceuticals	160,456	[a]	7,368,140
Emergent BioSolutions	74,598	[a]	1,144,333
Enzo Biochem	76,337	[a]	170,995

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Hi-Tech Pharmacal	22,685	[b]	749,966
Luminex	91,824	[a]	1,527,033
Medicines	125,947	[a]	4,251,971
Momenta Pharmaceuticals	109,304	[a,b]	1,346,625
PAREXEL International	146,339	[a]	5,992,582
Questcor Pharmaceuticals	150,630	[b]	4,630,366
Salix Pharmaceuticals	117,926	[a]	6,166,351
Spectrum Pharmaceuticals	114,974	[b]	851,957
ViroPharma	149,668	[a]	4,078,453
			46,172,311
Real Estate—8.4%
Acadia Realty Trust	128,151	[c]	3,658,711
Cedar Realty Trust	171,121	[c]	1,096,886
Colonial Properties Trust	199,121	[c]	4,621,598
Cousins Properties	271,180	[c]	2,961,286
DiamondRock Hospitality	421,585	[c]	4,207,418
EastGroup Properties	62,661	[c]	3,952,029
EPR Properties	117,207	[c]	6,626,884
Forestar Group	81,127	[a,c]	1,747,476
Franklin Street Properties	163,753	[c]	2,500,508
Geo Group	177,680		6,654,116
Getty Realty	40,530	[b,c]	867,747
Government Properties Income Trust	122,450	[c]	3,189,823
Healthcare Realty Trust	192,361	[c]	5,774,677
Inland Real Estate	167,977	[c]	1,901,500
Kite Realty Group Trust	150,719	[c]	994,745
LaSalle Hotel Properties	229,279	[c]	5,945,204
Lexington Realty Trust	453,990	[c]	5,815,612
LTC Properties	64,594	[c]	3,003,621
Medical Properties Trust	366,905	[c]	5,903,501
Mid-America Apartment Communities	104,871	[c]	7,207,784
Parkway Properties	84,755	[c]	1,545,084
Pennsylvania Real Estate Investment Trust	134,683	[b,c]	2,791,979
Post Properties	135,653	[c]	6,705,328

18

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
PS Business Parks	44,902	[c]	3,583,180
Sabra Health Care	83,627	[c]	2,493,757
Saul Centers	20,639	[c]	924,627
Sovran Self Storage	77,760	[c]	5,334,336
Tanger Factory Outlet Centers	223,930	[c]	8,312,282
Universal Health
Realty Income Trust	27,265	[c]	1,464,948
Urstadt Biddle Properties, Cl. A	49,635	[c]	1,105,371
			112,892,018
Retailing—5.4%
Big 5 Sporting Goods	46,114	[b]	774,715
Blue Nile	33,014	[a,b]	1,077,247
Brown Shoe	124,937		2,112,685
Buckle	69,248	[b]	3,361,990
Cato, Cl. A	68,122		1,635,609
Children’s Place Retail Stores	60,891	[a]	2,978,788
Christopher & Banks	79,127	[a]	549,933
Finish Line, Cl. A	107,014		2,075,001
Francesca’s Holdings	101,862	[a]	2,909,179
Fred’s, Cl. A	85,599	[b]	1,218,074
Genesco	54,750	[a]	3,369,863
Group 1 Automotive	43,288	[b]	2,618,058
Haverty Furniture	44,908		1,067,912
Hibbett Sports	67,164	[a]	3,683,945
Hot Topic	97,740		1,363,473
JOS. A. Bank Clothiers	53,636	[a,b]	2,342,820
Kirkland’s	33,038	[a]	398,438
Lithia Motors, Cl. A	39,066		1,934,548
Lumber Liquidators Holdings	62,371	[a,b]	5,111,927
MarineMax	45,416	[a]	526,371
Men’s Wearhouse	113,950		3,817,325
Monro Muffler Brake	57,976	[b]	2,397,887
NutriSystem	60,003		486,024
OfficeMax	210,490		2,422,740
PEP Boys-Manny Moe & Jack	109,534	[a]	1,270,594

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
PetMed Express	49,956	[b]	624,450
Pool	112,753		5,527,152
Rue21	44,863	[a]	1,431,130
Select Comfort	129,770	[a]	2,753,719
Sonic Automotive, Cl. A	73,670		1,620,003
Stage Stores	77,859		2,155,916
Stein Mart	53,935		426,626
Tuesday Morning	107,609	[a]	872,709
Vitamin Shoppe	70,537	[a]	3,466,894
VOXX International	30,262	[a]	288,397
Zale	60,203	[a,b]	267,301
Zumiez	49,385	[a,b]	1,430,683
			72,370,126
Semiconductors & Semiconductor
Equipment—4.3%
Advanced Energy Industries	108,587	[a]	1,843,807
ATMI	96,681	[a]	2,102,812
Brooks Automation	135,781		1,319,791
Cabot Microelectronics	54,929	[a]	1,840,671
Ceva	59,795	[a]	912,472
Cirrus Logic	155,013	[a]	2,993,301
Cohu	46,209		442,220
Cymer	68,817	[a]	7,209,269
Diodes	74,566	[a]	1,510,707
DSP Group	61,946	[a]	499,904
Entropic Communications	269,566	[a]	1,142,960
Exar	85,871	[a]	925,689
GT Advanced Technologies	236,057	[a,b]	927,704
Hittite Microwave	60,339	[a]	3,385,621
Kopin	154,486	[a]	511,349
Kulicke & Soffa Industries	220,317	[a]	2,546,865
Micrel	123,706		1,244,482
Microsemi	219,693	[a]	4,569,614
MKS Instruments	123,669		3,322,986
Monolithic Power Systems	57,441		1,385,477

20

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Nanometrics	37,448	[a]	525,395
Pericom Semiconductor	88,145	[a]	569,417
Power Integrations	71,604		2,965,122
Rubicon Technology	23,377	[a,b]	173,224
Rudolph Technologies	87,315	[a]	1,018,966
Sigma Designs	82,778	[a]	394,023
STR Holdings	56,126	[a,b]	126,284
Supertex	26,586		560,433
Tessera Technologies	100,087		2,038,772
TriQuint Semiconductor	361,692	[a]	2,112,281
Ultratech	76,151	[a]	2,244,170
Veeco Instruments	82,738	[a,b]	3,149,836
Volterra Semiconductor	73,573	[a]	957,185
			57,472,809
Software & Services—6.6%
Blackbaud	92,551		2,712,670
Blucora	100,363	[a]	1,482,362
Bottomline Technologies	79,994	[a]	2,095,843
CACI International, Cl. A	62,441	[a,b]	3,652,174
Cardtronics	97,477	[a]	2,730,331
CIBER	75,421	[a]	321,293
comScore	57,357	[a]	927,463
CSG Systems International	90,957	[a]	1,965,581
DealerTrack Technologies	97,292	[a]	2,709,582
Dice Holdings	141,160	[a]	1,191,390
Digital River	94,559	[a]	1,369,214
Ebix	81,229	[b]	1,511,672
EPIQ Systems	74,058		1,034,590
ExlService Holdings	56,505	[a]	1,843,193
Forrester Research	31,469		1,128,164
Heartland Payment Systems	99,170	[b]	3,261,701
Higher One Holdings	81,449	[a,b]	803,087
iGATE	73,292	[a]	1,223,243
Interactive Intelligence Group	23,789	[a]	985,578

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
j2 Global	99,621	[b]	4,054,575
Liquidity Services	60,348	[a,b]	1,985,449
LivePerson	97,299	[a]	1,247,373
LogMeIn	48,822	[a]	1,102,401
Manhattan Associates	51,158	[a]	3,591,803
MAXIMUS	75,041		5,980,017
MicroStrategy, Cl. A	19,585	[a]	1,766,371
Monotype Imaging Holdings	89,461		2,074,601
NetScout Systems	105,080	[a]	2,396,875
NIC	112,055		1,887,006
OpenTable	51,494	[a,b]	2,852,253
Perficient	84,161	[a]	882,007
Progress Software	133,453	[a]	3,012,034
QuinStreet	75,147	[a,b]	491,461
Sourcefire	66,893	[a]	3,194,810
Stamps.com	28,963	[a]	980,108
SYKES Enterprises	104,455	[a]	1,607,562
Synchronoss Technologies	59,538	[a]	1,687,307
Take-Two Interactive Software	196,607	[a]	3,000,223
TeleTech Holdings	70,867	[a]	1,508,758
Tyler Technologies	67,815	[a]	4,288,621
United Online	202,857		1,379,428
VASCO Data Security International	64,015	[a]	544,768
Virtusa	42,482	[a]	943,525
Websense	100,142	[a]	1,786,533
XO Group	98,520	[a]	1,109,335
			88,304,335
Technology Hardware & Equipment—6.6%
3D Systems	183,246	[a,b]	7,007,327
Agilysys	45,484	[a,b]	531,253
Anixter International	63,065		4,524,283
ARRIS Group	258,333	[a]	4,265,078
Avid Technology	118,377	[a]	780,104
Badger Meter	33,852		1,478,655

22

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
Bel Fuse, Cl. B	27,512		404,977
Benchmark Electronics	156,557	[a]	2,792,977
Black Box	39,667		861,567
Checkpoint Systems	105,343	[a]	1,218,819
Cognex	92,432		3,669,550
Coherent	52,816		2,953,999
Comtech Telecommunications	53,484		1,316,241
CTS	90,241		961,067
Daktronics	85,135		850,499
Digi International	54,924	[a]	500,907
DTS	40,920	[a]	686,638
Electro Scientific Industries	50,385		543,150
Electronics for Imaging	103,697	[a]	2,770,784
FARO Technologies	35,698	[a]	1,384,725
FEI	84,303		5,385,276
Harmonic	288,578	[a]	1,639,123
Insight Enterprises	120,018	[a]	2,174,726
Intermec	98,729	[a,b]	971,493
Ixia	111,811	[a]	1,841,527
Littelfuse	50,406		3,519,347
Measurement Specialties	29,281	[a]	1,252,348
Mercury Systems	48,925	[a]	378,190
Methode Electronics	60,165		865,173
MTS Systems	37,141		2,263,744
NETGEAR	78,487	[a]	2,338,128
Newport	92,000	[a]	1,393,800
Oplink Communications	50,000	[a]	821,000
OSI Systems	40,799	[a]	2,337,783
Park Electrochemical	51,185		1,221,786
PC-Tel	37,611		250,865
Plexus	81,270	[a]	2,191,852
Procera Networks	36,460	[a]	404,341
Radisys	18,759	[a]	93,045
Rofin-Sinar Technologies	50,634	[a]	1,260,787

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
Rogers	34,813	[a]	1,484,426
ScanSource	78,591	[a]	2,276,781
Super Micro Computer	50,528	[a]	486,079
Symmetricom	143,190	[a]	744,588
Synaptics	72,325	[a]	2,981,960
SYNNEX	75,363	[a]	2,607,560
TTM Technologies	112,524	[a]	813,549
ViaSat	84,994	[a,b]	4,119,659
			87,621,536
Telecommunication Services—.5%
Atlantic Tele-Network	31,775		1,613,217
Cbeyond	86,151	[a]	756,406
Cincinnati Bell	369,153	[a]	1,299,419
General Communication, Cl. A	93,140	[a]	904,389
Lumos Networks	19,076	[b]	257,335
NTELOS Holdings	38,736		570,194
USA Mobility	57,553		780,994
			6,181,954
Transportation—1.7%
Allegiant Travel	36,727		3,301,757
Arkansas Best	35,469		372,779
Atlas Air Worldwide Holdings	60,246	[a]	2,253,200
Forward Air	81,958		3,023,431
Heartland Express	123,891		1,681,201
Hub Group, Cl. A	74,305	[a]	2,723,278
Knight Transportation	127,037		1,984,318
Old Dominion Freight Line	154,888	[a]	5,963,188
SkyWest	139,166		1,991,465
			23,294,617

24

Common Stocks (continued)	Shares		Value ($)
Utilities—4.2%
Allete	73,379		3,768,012
American States Water	53,455		2,965,683
Avista	124,531		3,493,095
CH Energy Group	40,795		2,650,451
El Paso Electric	102,655		3,845,456
Laclede Group	52,551	[b]	2,454,657
New Jersey Resources	88,245		4,165,164
Northwest Natural Gas	64,313		2,859,999
NorthWestern	87,901		3,781,501
Piedmont Natural Gas	164,149	[b]	5,651,650
South Jersey Industries	66,543		4,105,703
Southwest Gas	116,763		5,916,381
UIL Holdings	129,346		5,385,967
UNS Energy	101,571		5,176,058
			56,219,777
Total Common Stocks
(cost $980,146,641)			1,318,697,523
	Principal
Short-Term Investments—.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.06%, 6/13/13
(cost $724,946)	725,000	[d]	724,985

Other Investment—1.0%	Shares		Value ($)
Registered
Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,740,535)	12,740,535	[e]	12,740,535

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—9.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $131,124,924)	131,124,924 [e]	131,124,924
Total Investments (cost $1,124,737,046)	109.5%	1,463,287,967
Liabilities, Less Cash and Receivables	(9.5%)	(126,549,982)
Net Assets	100.0%	1,336,737,985

a Non-income producing security.
b Security, or portion thereof, on loan.At April 30, 2013, the value of the fund’s securities on loan was
$133,230,617 and the value of the collateral held by the fund was $135,370,879, consisting of cash collateral of
$131,124,924 and U.S. Government & Agency securities valued at $4,245,955.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Short-Term/		Consumer Services	4.1
Money Market Investments	10.9	Pharmaceuticals,
Capital Goods	10.0	Biotech & Life Sciences	3.5
Real Estate	8.4	Diversified Financials	3.2
Banks	7.2	Commercial & Professional Services	3.0
Health Care Equipment & Services	7.0	Food, Beverage & Tobacco	2.7
Software & Services	6.6	Insurance	2.2
Technology Hardware & Equipment	6.6	Transportation	1.7
Materials	5.9	Media	.8
Retailing	5.4	Automobiles & Components	.6
Consumer Durables & Apparel	5.1	Food & Staples Retailing	.6
Energy	4.4	Household & Personal Products	.6
Semiconductors &		Telecommunication Services	.5
Semiconductor Equipment	4.3
Utilities	4.2		109.5

† Based on net assets.
See notes to financial statements.

26

STATEMENT OF FINANCIAL FUTURES

April 30, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2013	($)
Financial Futures Long
Russell 2000 Mini	193	18,240,430	June 2013	295,366

See notes to financial statements.

The Fund 27

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $133,230,617)—Notes 1(b):
Unaffiliated issuers	980,871,587	1,319,422,508
Affiliated issuers	143,865,459	143,865,459
Cash		1,393,257
Receivable for investment securities sold		7,319,411
Dividends and securities lending income receivable		806,229
Receivable for shares of Common Stock subscribed		706,405
Receivable for futures variation margin—Note 4		84,165
		1,473,597,434
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		503,503
Liability for securities on loan—Note 1(b)		131,124,924
Payable for investment securities purchased		3,398,379
Payable for shares of Common Stock redeemed		1,827,167
Interest payable—Note 2		476
Accrued expenses		5,000
		136,859,449
Net Assets ($)		1,336,737,985
Composition of Net Assets ($):
Paid-in capital		989,055,100
Accumulated undistributed investment income—net		2,729,481
Accumulated net realized gain (loss) on investments		6,107,117
Accumulated net unrealized appreciation (depreciation)
on investments (including $295,366 net unrealized
appreciation on financial futures)		338,846,287
Net Assets ($)		1,336,737,985
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		54,722,718
Net Asset Value, offering and redemption price per share ($)		24.43

See notes to financial statements.

28

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	12,046,130
Affiliated issuers	7,736
Income from securities lending—Note 1(b)	1,008,571
Interest	178
Total Income	13,062,615
Expenses:
Management fee—Note 3(a)	1,511,906
Shareholder servicing costs—Note 3(b)	1,511,906
Directors’ fees —Note 3(a,c)	67,296
Loan commitment fees—Note 2	4,585
Interest expense—Note 2	691
Total Expenses	3,096,384
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(67,296)
Net Expenses	3,029,088
Investment Income—Net	10,033,527
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	17,731,873
Net realized gain (loss) on financial futures	1,015,428
Net Realized Gain (Loss)	18,747,301
Net unrealized appreciation (depreciation) on investments	149,457,969
Net unrealized appreciation (depreciation) on financial futures	648,726
Net Unrealized Appreciation (Depreciation)	150,106,695
Net Realized and Unrealized Gain (Loss) on Investments	168,853,996
Net Increase in Net Assets Resulting from Operations	178,887,523

See notes to financial statements.

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Operations ($):
Investment income—net	10,033,527	10,572,127
Net realized gain (loss) on investments	18,747,301	32,493,512
Net unrealized appreciation
(depreciation) on investments	150,106,695	87,969,308
Net Increase (Decrease) in Net Assets
Resulting from Operations	178,887,523	131,034,947
Dividends to Shareholders from ($):
Investment income—net	(16,002,743)	(5,417,284)
Net realized gain on investments	(31,995,533)	(36,365,943)
Total Dividends	(47,998,276)	(41,783,227)
Capital Stock Transactions ($):
Net proceeds from shares sold	259,099,000	367,884,451
Dividends reinvested	45,945,653	40,209,530
Cost of shares redeemed	(227,125,946)	(395,072,263)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	77,918,707	13,021,718
Total Increase (Decrease) in Net Assets	208,807,954	102,273,438
Net Assets ($):
Beginning of Period	1,127,930,031	1,025,656,593
End of Period	1,336,737,985	1,127,930,031
Undistributed investment income—net	2,729,481	8,698,697
Capital Share Transactions (Shares):
Shares sold	11,118,329	17,292,143
Shares issued for dividends reinvested	2,118,524	2,043,682
Shares redeemed	(9,893,299)	(18,694,097)
Net Increase (Decrease) in Shares Outstanding	3,343,554	641,728

See notes to financial statements.

30

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2013				Year Ended October 31,
(Unaudited)			2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	21.95		20.21	18.82	15.04	15.71	25.45
Investment Operations:
Investment income—net[a]	.19		.20	.14	.11	.15	.22
Net realized and unrealized
gain (loss) on investments	3.24		2.39	1.80	3.80	.45	(7.85)
Total from
Investment Operations	3.43		2.59	1.94	3.91	.60	(7.63)
Distributions:
Dividends from
investment income—net	(.32)		(.11)	(.16)	(.13)	(.23)	(.15)
Dividends from net realized
gain on investments	(.63)		(.74)	(.39)	—	(1.04)	(1.96)
Total Distributions	(.95)		(.85)	(.55)	(.13)	(1.27)	(2.11)
Net asset value,
end of period	24.43		21.95	20.21	18.82	15.04	15.71
Total Return (%)	16.14	[b]	13.24	10.29	26.08	5.43	(32.21)
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51	[c]	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50	[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets	1.66	[c]	.97	.68	.65	1.11	1.09
Portfolio Turnover Rate	8.13	[b]	14.64	22.25	20.72	25.48	31.84
Net Assets, end of period
($ x 1,000)	1,336,738		1,127,930	1,025,657	1,002,700	804,184	734,645

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to match the performance of the Standard & Poor’s® SmallCap 600 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

32

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when

34

fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	1,318,697,523	—	—	1,318,697,523
Mutual Funds	143,865,459	—	—	143,865,459
U.S. Treasury	—	724,985	—	724,985
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	295,366	—	—	295,366

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2013, The Bank of New York Mellon earned $336,190 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2013 were as follows:

Affiliated
Investment	Value		Value		Net
Company	10/31/2012($)	Purchases ($)	Sales ($)	4/30/2013($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	14,458,071	151,547,107	153,264,643	12,740,535	1.0

36

Affiliated
Investment	Value			Value	Net
Company	10/31/2012 ($)	Purchases ($)	Sales ($)	4/30/2013 ($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	93,317,744	216,883,578	179,076,398	131,124,924	9.8
Total	107,775,815	368,430,685	332,341,041	143,865,459	10.8

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2012 was as follows: ordinary income

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$11,863,852 and long-term capital gains $29,919,375.The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncement: In January 2013, FASB issued Accounting Standards Update No. 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact on the fund’s financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2013 was approximately $122,700 with a related weighted average annualized interest rate of 1.14%.

38

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the”Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses.The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended April 30, 2013, fees reimbursed by the Manager amounted to $67,296.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2013, the fund was charged $1,511,906 pursuant to the Shareholder Services Plan.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$269,760 and Shareholder Services Plan fees $269,760, which are offset against an expense reimbursement currently in effect in the amount of $36,017.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2013, amounted to $138,052,852 and $98,032,059, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2013 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract

40

is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counter-party credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default. Financial futures open at April 30, 2013 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2013:

Average Market Value ($)
Equity financial futures	17,551,799

At April 30, 2013, accumulated net unrealized appreciation on investments was $338,550,921, consisting of $401,550,166 gross unrealized appreciation and $62,999,245 gross unrealized depreciation.

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE

FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies

42

and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was between that of the two funds in the Performance Group median for the various periods, except for the one-year period when the fund’s performance was below the performance of the other two funds in the Performance Group, and above the Performance Universe median in all periods, including several periods in the first quartile. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was between those of the other two funds in the Expense Group, the fund’s actual management fee was between those of the other two funds in the Expense Group and above the Expense Universe median and the fund’s total expense ratio was between those of the other two funds in the Expense Group and above the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding

44

Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

46

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and       Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	June 17, 2013

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)